American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity ETF (AVEM)
November 30, 2022

Avantis Emerging Markets Equity ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Brazil — 6.4%
3R Petroleum Oleo E Gas SA(1)	210,466	1,494,536
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	36,000	9,990
AES Brasil Energia SA	49,710	99,528
Aliansce Sonae Shopping Centers SA	141,430	491,115
Alliar Medicos A Frente SA(1)	10,800	42,082
Alpargatas SA, Preference Shares	48,400	157,343
Alupar Investimento SA	14,500	75,890
Ambev SA, ADR(2)	872,437	2,660,933
Ambipar Participacoes e Empreendimentos S/A	7,000	31,470
Americanas SA	99,443	199,294
Arezzo Industria e Comercio SA	7,300	125,818
Atacadao SA	172,300	530,910
Auren Energia SA	119,783	320,154
Azul SA, ADR(1)(2)	11,628	83,605
B3 SA - Brasil Bolsa Balcao	778,500	1,914,240
Banco ABC Brasil SA, Preference Shares	142,710	540,111
Banco BMG SA, Preference Shares	46,900	20,245
Banco Bradesco SA	329,798	855,421
Banco Bradesco SA, ADR(1)	1,443,901	4,288,386
Banco BTG Pactual SA	308,400	1,491,678
Banco do Brasil SA	422,290	2,883,162
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	251,000	481,748
Banco Modal SA	189,300	90,102
Banco Pan SA, Preference Shares	145,900	201,586
Banco Santander Brasil SA, ADR(2)	153,717	819,312
BB Seguridade Participacoes SA	181,700	1,090,337
Bemobi Mobile Tech SA	28,100	79,058
Blau Farmaceutica SA(1)	22,200	123,548
Boa Vista Servicos SA	113,200	106,234
BR Malls Participacoes SA	588,000	990,321
BR Properties SA	161,900	188,127
BrasilAgro - Co. Brasileira de Propriedades Agricolas	59,000	306,975
Braskem SA, Class A, ADR(2)	38,754	425,131
BRF SA, ADR(1)(2)	488,315	888,733
C&A MODAS SA(1)	89,500	41,220
Camil Alimentos SA	43,500	76,533
CCR SA	583,300	1,321,863
Centrais Eletricas Brasileiras SA, ADR(2)	151,667	1,358,936
Centrais Eletricas Brasileiras SA, Class B Preference Shares	45,200	426,100
Cia Brasileira de Aluminio	56,100	131,673
Cia Brasileira de Distribuicao, ADR(2)	315,942	1,232,174
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	123,644	1,428,088
Cia de Saneamento de Minas Gerais-COPASA	199,900	607,865
Cia de Saneamento do Parana	121,000	432,996
Cia de Saneamento do Parana, Preference Shares	1,037,900	750,022
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	43,900	194,572
Cia Energetica de Minas Gerais, ADR	565,707	1,238,898
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	42,600	464,636

Cia Paranaense de Energia	86,000	122,636
Cia Paranaense de Energia, ADR	163,193	1,233,739
Cia Paranaense de Energia, Preference Shares	1,168,900	1,806,503
Cia Siderurgica Nacional SA, ADR(2)	489,408	1,497,588
Cielo SA	731,900	672,755
Clear Sale SA(1)	38,200	41,665
Construtora Tenda SA(1)	101,900	88,167
Cosan SA	243,996	843,514
CPFL Energia SA	99,800	661,186
Cristal Pigmentos do Brasil SA, Preference Shares	1,700	9,182
Cury Construtora e Incorporadora SA	44,100	93,480
Cyrela Brazil Realty SA Empreendimentos e Participacoes	247,600	685,160
Desktop - Sigmanet Comunicacao Multimidia S.A	17,400	30,378
Dexco SA	171,010	274,178
Dexxos Participacoes SA	17,400	23,505
Dimed SA Distribuidora da Medicamentos	14,000	28,327
Direcional Engenharia SA	43,500	124,062
EcoRodovias Infraestrutura e Logistica SA(1)	254,000	213,896
EDP - Energias do Brasil SA	153,800	630,689
Embraer SA, ADR(1)	196,680	2,088,742
Empreendimentos Pague Menos S/A(1)	45,100	39,196
Enauta Participacoes SA	80,400	207,145
Energisa SA	133,700	1,110,699
Eneva SA(1)	355,700	848,578
Engie Brasil Energia SA	61,800	469,810
Equatorial Energia SA	474,700	2,516,500
Eternit SA	88,500	170,030
Eucatex SA Industria e Comercio, Preference Shares	16,500	23,338
Even Construtora e Incorporadora SA	47,100	48,104
Ez Tec Empreendimentos e Participacoes SA	69,000	201,175
Fleury SA	89,300	305,620
Fleury SA - Receipts(1)	11,162	39,814
Fras-Le SA	35,437	74,980
Gafisa SA(1)	8,477	9,965
Gerdau SA, ADR	724,147	4,417,297
Getnet Adquirencia e Servicos para Meios de Pagamento SA, ADR	2,647	4,526
Gol Linhas Aereas Inteligentes SA, ADR(2)	11,371	37,411
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	22,120	35,209
GPS Participacoes e Empreendimentos SA(1)	65,900	157,215
Grendene SA	44,600	56,638
Grupo Mateus SA(1)	126,900	147,213
Grupo SBF SA	7,300	20,454
Guararapes Confeccoes SA	29,400	41,754
Hapvida Participacoes e Investimentos SA	509,285	505,423
Hidrovias do Brasil SA(1)	235,500	118,899
Hypera SA	61,400	523,799
Iguatemi SA	286,280	1,041,550
Iguatemi SA	110,000	53,841
Infracommerce CXAAS SA(1)	28,400	25,448
Instituto Hermes Pardini SA	35,400	155,807
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	12,700	78,216
Inter & Co., Inc.	5,966	14,542
International Meal Co. Alimentacao SA, Class A(1)	63,300	28,056
Iochpe Maxion SA	159,900	407,657
Irani Papel e Embalagem SA	78,400	131,287

IRB Brasil Resseguros S/A(1)	1,337,796	190,769
Itau Unibanco Holding SA, ADR(1)	1,549,068	7,714,359
Jalles Machado SA	92,200	136,807
JBS SA	156,100	662,982
JHSF Participacoes SA	302,300	322,727
Kepler Weber SA	51,200	204,135
Klabin SA	442,700	1,675,475
Lavvi Empreendimentos Imobiliarios Ltda	108,980	108,574
Light SA	111,300	122,038
Localiza Rent a Car SA	236,292	2,728,854
Localiza Rent a Car SA - Receipts(1)	431	4,947
Locaweb Servicos de Internet SA(1)	148,300	240,910
LOG Commercial Properties e Participacoes SA	38,700	131,999
Log-in Logistica Intermodal SA(1)	31,467	184,460
Lojas Renner SA	142,300	629,599
LPS Brasil Consultoria de Imoveis SA	47,300	19,323
M Dias Branco SA	16,700	126,344
Magazine Luiza SA(1)	295,700	193,739
Mahle-Metal Leve SA	15,200	83,918
Marcopolo SA	4,900	1,983
Marcopolo SA, Preference Shares	428,600	202,351
Marfrig Global Foods SA	199,800	338,817
Marisa Lojas SA(1)	43,087	12,205
Meliuz SA(1)	207,300	45,540
Metalurgica Gerdau SA, Preference Shares	427,600	1,123,106
Mills Estruturas e Servicos de Engenharia SA	204,100	408,251
Minerva SA	188,200	451,519
Mitre Realty Empreendimentos E Participacoes LTDA	16,000	12,703
Movida Participacoes SA	146,000	248,147
MRV Engenharia e Participacoes SA	113,900	188,321
Multilaser Industrial SA	127,700	89,081
Multiplan Empreendimentos Imobiliarios SA	109,100	482,076
Natura & Co. Holding SA	51,756	115,593
Odontoprev SA	180,340	291,221
Omega Energia SA(1)	44,409	85,320
Petro Rio SA(1)	316,200	2,184,430
Petroleo Brasileiro SA, ADR	760,948	8,895,482
Petroleo Brasileiro SA, ADR, Preference Shares	973,771	9,981,153
Petroreconcavo SA	78,200	462,628
Plano & Plano Desenvolvimento Imobiliario SA	21,700	15,556
Porto Seguro SA	25,400	117,912
Portobello SA	79,200	123,165
Positivo Tecnologia SA	74,100	122,088
Qualicorp Consultoria e Corretora de Seguros SA	50,200	59,203
Raia Drogasil SA	263,200	1,164,514
Randon SA Implementos e Participacoes, Preference Shares	91,300	164,325
Rede D'Or Sao Luiz SA	23,200	139,262
Romi SA	56,802	153,352
Rumo SA	267,500	998,482
Santos Brasil Participacoes SA	286,400	417,788
Sao Martinho SA	91,000	501,352
Sendas Distribuidora SA, ADR(2)	108,398	2,097,501
Ser Educacional SA(1)	19,800	20,566
SIMPAR SA	143,700	211,562
Sinqia SA	19,700	63,055

SLC Agricola SA	33,880	292,488
StoneCo Ltd., A Shares(1)	213,100	2,489,008
Sul America SA	183,327	794,870
Suzano SA, ADR	297,329	3,023,836
SYN prop e tech SA	61,800	53,591
Taurus Armas SA, Preference Shares	61,600	172,478
Tegma Gestao Logistica SA	17,000	66,272
Telefonica Brasil SA, ADR	50,615	369,996
TIM SA, ADR	108,984	1,357,941
TOTVS SA	180,400	1,063,416
Transmissora Alianca de Energia Eletrica SA	110,800	745,805
Trisul SA	18,100	12,870
Tupy SA	36,800	202,035
Ultrapar Participacoes SA, ADR(2)	575,835	1,560,513
Unipar Carbocloro SA, Class B Preference Shares	48,860	917,628
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	285,200	425,930
Vale SA, ADR	1,162,021	19,173,346
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	30,600	53,129
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	62,000	156,632
Via S/A(1)	1,564,300	654,134
Vibra Energia SA	396,400	1,260,389
Vivara Participacoes SA	27,500	116,267
Vulcabras Azaleia SA	30,900	75,920
WEG SA	288,700	2,163,574
Wilson Sons Holdings Brasil SA	53,600	109,899
Wiz Solucoes e Corretagem de Seguros SA	47,900	73,844
XP, Inc., Class A(1)	8,935	156,452
YDUQS Participacoes SA	48,300	107,874
Zamp SA(1)	84,400	95,795
		144,266,748
Chile — 0.6%
Aguas Andinas SA, A Shares	872,574	201,949
Banco de Chile	8,529,172	806,714
Banco de Credito e Inversiones SA	19,274	521,722
Banco Santander Chile, ADR	51,715	807,271
Besalco SA	44,236	15,909
CAP SA	45,324	332,714
Cencosud SA	592,777	883,807
Cencosud Shopping SA	172,732	220,724
Cia Cervecerias Unidas SA, ADR	20,801	253,356
Cia Sud Americana de Vapores SA	3,138,368	255,987
Colbun SA	6,584,999	585,879
Embotelladora Andina SA, Class B Preference Shares	249,463	480,909
Empresa Nacional de Telecomunicaciones SA	74,959	220,559
Empresas CMPC SA	742,883	1,231,266
Empresas COPEC SA	159,212	1,112,501
Enel Americas SA	4,042,762	536,543
Enel Chile SA	23,099,895	1,050,631
Engie Energia Chile SA(1)	220,403	112,447
Falabella SA	59,522	106,478
Forus SA	124	134
Grupo Security SA	164,860	30,783
Inversiones Aguas Metropolitanas SA	44,542	23,264
Itau CorpBanca Chile SA	44,740,341	89,390
Parque Arauco SA	315,404	334,175

Ripley Corp. SA	828,763	124,748
Sociedad Quimica y Minera de Chile SA, ADR	39,335	3,900,459
Vina Concha y Toro SA	25,279	29,947
		14,270,266
China — 26.6%
360 DigiTech, Inc., ADR	152,805	2,397,510
361 Degrees International Ltd.(1)	396,000	173,245
3SBio, Inc.	1,633,000	1,732,307
AAC Technologies Holdings, Inc.(1)(2)	329,000	769,318
AAG Energy Holdings Ltd.(2)	1,110,000	202,741
Agile Group Holdings Ltd.(1)(2)	774,000	254,909
Agora, Inc., ADR(1)	37,989	119,285
Agricultural Bank of China Ltd., H Shares	7,371,000	2,463,946
Air China Ltd., H Shares(1)	54,000	43,464
AK Medical Holdings Ltd.	106,000	105,777
Alibaba Group Holding Ltd., ADR(1)	464,399	40,662,776
Alibaba Pictures Group Ltd.(1)	1,390,000	77,103
A-Living Smart City Services Co. Ltd.	255,500	300,093
Aluminum Corp. of China Ltd., H Shares	1,402,000	599,589
Anhui Conch Cement Co. Ltd., H Shares	456,500	1,662,727
Anhui Expressway Co. Ltd., H Shares	268,000	204,457
ANTA Sports Products Ltd.	680,400	8,086,715
Antengene Corp. Ltd.(1)	32,500	16,681
Anton Oilfield Services Group(1)(2)	330,000	13,168
Ascletis Pharma, Inc.(1)	64,000	28,761
Asia Cement China Holdings Corp.	188,500	76,740
AsiaInfo Technologies Ltd.	17,600	23,960
Autohome, Inc., ADR	78,703	2,353,220
BAIC Motor Corp. Ltd., H Shares	266,000	73,476
Baidu, Inc., ADR(1)	33,737	3,663,838
BAIOO Family Interactive Ltd.	448,000	24,793
Bank of China Ltd., H Shares	31,255,000	11,076,733
Bank of Chongqing Co. Ltd., H Shares	216,000	114,114
Bank of Communications Co. Ltd., H Shares	2,589,000	1,466,931
BBMG Corp., H Shares	181,000	23,089
BeiGene Ltd., ADR(1)	11,267	2,158,870
Beijing Capital International Airport Co. Ltd., H Shares(1)	870,000	564,419
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	7,500	13,835
Beijing Energy International Holding Co. Ltd.(1)	70,000	1,383
Beijing Enterprises Holdings Ltd.	270,000	858,715
Beijing Enterprises Water Group Ltd.	2,200,000	587,520
Beijing Jingneng Clean Energy Co. Ltd., H Shares	760,000	168,280
Beijing North Star Co. Ltd., H Shares	4,000	472
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	372,000	483,344
Bilibili, Inc., ADR(1)	815	14,148
Binjiang Service Group Co. Ltd.	45,000	105,786
BOC Aviation Ltd.	209,000	1,654,949
BOE Varitronix Ltd.	507,000	935,857
Bosideng International Holdings Ltd.	3,268,000	1,628,327
BYD Co. Ltd., H Shares	149,000	3,793,508
BYD Electronic International Co. Ltd.	847,000	2,823,625
C&D International Investment Group Ltd.(2)	23,980	56,872
C&D Property Management Group Co. Ltd.	132,000	73,409
Cabbeen Fashion Ltd.	102,000	15,719
Canaan, Inc., ADR(1)(2)	313,673	815,550

Cango, Inc., ADR(2)	4,407	5,685
Canvest Environmental Protection Group Co. Ltd.	469,000	264,524
Cathay Media And Education Group, Inc.	96,000	13,982
Central China Management Co. Ltd.	117,000	7,887
Central China New Life Ltd.(1)	135,000	58,036
Central China Real Estate Ltd.(2)	218,000	8,616
CGN Mining Co. Ltd.(1)(2)	3,400,000	366,548
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)(2)	53,400	40,885
Chaowei Power Holdings Ltd.	168,000	36,076
Cheerwin Group Ltd.	115,000	22,469
Chen Lin Education Group Holdings Ltd.(1)	16,000	4,072
China Automotive Systems, Inc.(1)(2)	5,187	37,450
China BlueChemical Ltd., H Shares	1,242,000	288,773
China Bohai Bank Co. Ltd., H Shares(2)	1,012,500	147,070
China Cinda Asset Management Co. Ltd., H Shares	8,679,000	1,141,782
China CITIC Bank Corp. Ltd., H Shares	4,203,000	1,868,917
China Coal Energy Co. Ltd., H Shares	1,550,000	1,441,169
China Communications Services Corp. Ltd., H Shares	2,366,000	815,636
China Conch Environment Protection Holdings Ltd.(1)	223,000	96,846
China Conch Venture Holdings Ltd.	911,000	2,084,776
China Construction Bank Corp., H Shares	36,175,000	21,893,106
China Datang Corp. Renewable Power Co. Ltd., H Shares(2)	2,396,000	694,023
China Dongxiang Group Co. Ltd.(1)	1,053,000	43,680
China East Education Holdings Ltd.(2)	533,000	312,212
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	116,000	43,518
China Education Group Holdings Ltd.	706,000	755,265
China Energy Development Holdings Ltd.(1)	4,000	62
China Everbright Bank Co. Ltd., H Shares	1,459,000	434,971
China Everbright Environment Group Ltd.	3,040,000	1,406,598
China Everbright Greentech Ltd.(2)	198,000	41,022
China Everbright Ltd.	590,000	413,055
China Everbright Water Ltd. (Singapore)(2)	138,500	24,489
China Feihe Ltd.	2,961,000	2,421,522
China Foods Ltd.	282,000	91,730
China Galaxy Securities Co. Ltd., H Shares	2,554,500	1,272,362
China Gas Holdings Ltd.	1,626,400	2,081,502
China General Education Group Ltd.(1)	60,000	23,890
China Glass Holdings Ltd.(2)	622,000	65,362
China Hanking Holdings Ltd.	175,000	18,471
China Harmony Auto Holding Ltd.(2)	269,500	38,159
China High Speed Transmission Equipment Group Co. Ltd.(1)	437,000	203,954
China Hongqiao Group Ltd.	1,772,000	1,674,654
China International Capital Corp. Ltd., H Shares	578,800	1,091,768
China Kepei Education Group Ltd.	130,000	37,176
China Lesso Group Holdings Ltd.	1,106,000	1,355,906
China Life Insurance Co. Ltd., Class H	1,143,865	1,753,491
China Lilang Ltd.	164,000	77,597
China Literature Ltd.(1)	62,600	228,555
China Longyuan Power Group Corp. Ltd., H Shares	1,763,000	2,174,320
China Maple Leaf Educational Systems Ltd.(1)	230,000	10,453
China Medical System Holdings Ltd.	1,593,000	2,333,171
China Meidong Auto Holdings Ltd.	204,000	388,283
China Mengniu Dairy Co. Ltd.(1)	2,168,000	9,750,961
China Merchants Bank Co. Ltd., H Shares	1,744,500	8,860,402
China Merchants Land Ltd.(1)	148,000	10,006

China Merchants Port Holdings Co. Ltd.	2,075,258	3,029,109
China Minsheng Banking Corp. Ltd., H Shares(2)	2,731,000	944,159
China Modern Dairy Holdings Ltd.(2)	1,978,000	247,529
China National Building Material Co. Ltd., H Shares	3,184,000	2,838,989
China New Higher Education Group Ltd.	612,000	198,428
China Nonferrous Mining Corp. Ltd.	552,000	264,088
China Oil & Gas Group Ltd.(1)	280,000	10,105
China Oriental Group Co. Ltd.	530,000	95,190
China Pacific Insurance Group Co. Ltd., H Shares	1,140,800	2,598,189
China Petroleum & Chemical Corp., Class H	12,578,300	5,938,139
China Power International Development Ltd.	1,482,000	576,551
China Railway Group Ltd., H Shares	3,834,000	2,164,097
China Railway Signal & Communication Corp. Ltd., H Shares	141,000	45,297
China Rare Earth Holdings Ltd.(1)	604,000	39,742
China Reinsurance Group Corp., H Shares	302,000	19,281
China Renaissance Holdings Ltd.(1)(2)	100,700	98,620
China Resources Beer Holdings Co. Ltd.	810,000	5,612,701
China Resources Cement Holdings Ltd.	4,770,000	2,589,218
China Resources Gas Group Ltd.	162,900	578,398
China Resources Land Ltd.	1,318,000	6,121,997
China Resources Medical Holdings Co. Ltd.	935,500	593,075
China Resources Mixc Lifestyle Services Ltd.	473,400	2,260,313
China Resources Pharmaceutical Group Ltd.	433,500	357,100
China Resources Power Holdings Co. Ltd.	1,820,000	3,392,700
China Risun Group Ltd.	1,143,000	469,192
China Sanjiang Fine Chemicals Co. Ltd.	248,000	45,768
China SCE Group Holdings Ltd.	496,000	45,693
China Shengmu Organic Milk Ltd.(1)	82,000	3,481
China Shenhua Energy Co. Ltd., H Shares	1,815,500	5,627,055
China Shineway Pharmaceutical Group Ltd.	171,000	155,204
China Shuifa Singyes Energy Holdings Ltd.(2)	434,000	47,791
China Silver Group Ltd.(1)	376,000	15,040
China South City Holdings Ltd.(1)(2)	1,568,000	115,296
China Southern Airlines Co. Ltd., H Shares(1)(2)	294,000	175,575
China Starch Holdings Ltd.	1,320,000	33,681
China Sunshine Paper Holdings Co. Ltd.	645,500	163,892
China Suntien Green Energy Corp. Ltd., H Shares(2)	1,196,000	498,758
China Taiping Insurance Holdings Co. Ltd.	1,517,200	1,552,853
China Tobacco International HK Co. Ltd.(2)	6,000	7,814
China Tower Corp. Ltd., H Shares	38,548,000	4,169,064
China Traditional Chinese Medicine Holdings Co. Ltd.	1,588,000	796,195
China Travel International Investment Hong Kong Ltd.(1)	842,000	159,564
China Vanke Co. Ltd., H Shares	1,569,400	3,257,402
China Vast Industrial Urban Development Co. Ltd.(1)	5,000	1,530
China Water Affairs Group Ltd.	492,000	400,958
China Wood Optimization Holding Ltd.(1)	8,000	922
China Xinhua Education Group Ltd.	42,000	4,690
China XLX Fertiliser Ltd.	568,000	301,861
China Yongda Automobiles Services Holdings Ltd.	1,017,000	637,665
China Youran Dairy Group Ltd.(1)(2)	280,000	72,977
China Yuhua Education Corp. Ltd.(1)	1,864,000	271,378
China ZhengTong Auto Services Holdings Ltd.(1)	518,000	33,162
Chindata Group Holdings Ltd., ADR(1)	79,392	568,447
Chongqing Rural Commercial Bank Co. Ltd., H Shares	683,000	229,004
CIFI Ever Sunshine Services Group Ltd.(2)	460,000	270,180

CIFI Holdings Group Co. Ltd.(2)	1,761,616	272,467
CIMC Enric Holdings Ltd.	1,304,000	1,408,469
CIMC Vehicles Group Co. Ltd., Class H	20,000	12,808
CITIC Ltd.	2,805,000	2,875,597
CITIC Securities Co. Ltd., H Shares	869,950	1,751,850
CMGE Technology Group Ltd.(1)(2)	646,000	129,057
CMOC Group Ltd., H Shares	357,000	167,247
CNFinance Holdings Ltd., ADR(1)(2)	5,468	12,248
COFCO Joycome Foods Ltd.(1)	2,327,000	683,917
Concord New Energy Group Ltd.	5,230,000	464,661
Consun Pharmaceutical Group Ltd.	108,000	47,054
Coolpad Group Ltd.(1)	1,854,000	15,125
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(1)(2)	136,000	121,537
COSCO SHIPPING Holdings Co. Ltd., Class H	2,089,749	2,285,549
COSCO SHIPPING International Hong Kong Co. Ltd.	166,000	58,613
COSCO SHIPPING Ports Ltd.	1,243,118	943,865
Country Garden Holdings Co. Ltd.(2)	2,011,339	786,638
CPMC Holdings Ltd.	165,000	92,226
Crazy Sports Group Ltd.(1)	902,000	27,575
CSPC Pharmaceutical Group Ltd.	8,609,760	11,092,096
CSSC Hong Kong Shipping Co. Ltd.(2)	620,000	93,542
Dali Foods Group Co. Ltd.	1,013,000	479,199
Daqo New Energy Corp., ADR(1)	102,790	5,849,779
Datang International Power Generation Co. Ltd., H Shares(1)	184,000	30,576
Dexin China Holdings Co. Ltd.	50,000	5,951
Differ Group Auto Ltd.(1)(2)	1,958,000	420,948
Digital China Holdings Ltd.	729,000	334,232
Dongfeng Motor Group Co. Ltd., Class H	2,386,000	1,344,171
Dongyue Group Ltd.	2,255,000	2,524,749
Duiba Group Ltd.(1)(2)	119,600	10,120
Dynagreen Environmental Protection Group Co. Ltd., H Shares	11,000	3,585
Edvantage Group Holdings Ltd.	144,000	39,086
E-House China Enterprise Holdings Ltd.(1)(2)	622,200	54,964
ENN Energy Holdings Ltd.	190,900	2,705,254
Essex Bio-technology Ltd.	120,000	52,006
EVA Precision Industrial Holdings Ltd.(2)	1,054,000	162,475
Everest Medicines Ltd.(1)	26,000	38,837
Excellence Commercial Property & Facilities Management Group Ltd.	208,000	97,265
Fanhua, Inc., ADR(2)	23,222	107,286
FIH Mobile Ltd.(1)(2)	1,321,000	143,624
FinVolution Group, ADR	276,089	1,289,336
Fire Rock Holdings Ltd.(1)(2)	186,000	13,335
First Tractor Co. Ltd., H Shares(2)	202,000	94,791
Flat Glass Group Co. Ltd., H Shares(2)	39,000	102,295
Fosun International Ltd.	1,151,000	879,902
Fountain SET Holdings Ltd.	26,000	2,717
Fu Shou Yuan International Group Ltd.	801,000	587,105
Fufeng Group Ltd.	2,027,000	1,291,369
Fullshare Holdings Ltd.(1)(2)	8,515,000	111,301
Fuyao Glass Industry Group Co. Ltd., H Shares	176,800	783,948
Ganfeng Lithium Group Co. Ltd., H Shares	66,080	584,741
GCL New Energy Holdings Ltd.(1)	336,237	49,934
GCL-Poly Energy Holdings Ltd.(1)(2)	3,342,000	1,066,107
GDS Holdings Ltd., Class A(1)	440,800	845,334
Geely Automobile Holdings Ltd.	4,676,000	6,987,874

Gemdale Properties & Investment Corp. Ltd.	2,760,000	216,908
Genertec Universal Medical Group Co. Ltd.	903,500	497,347
GF Securities Co. Ltd., H Shares	741,000	1,081,072
Global Bio-Chem Technology Group Co. Ltd.(1)	40,000	825
Global Cord Blood Corp.(1)(2)	18,571	55,483
Glorious Property Holdings Ltd.(1)	130,000	1,773
Glory Health Industry Ltd.(1)	17,000	528
Glory Sun Financial Group Ltd.(1)(2)	283,999	13,635
GOME Retail Holdings Ltd.(1)(2)	1,947,000	49,958
Goodbaby International Holdings Ltd.(1)	338,000	24,490
Grand Baoxin Auto Group Ltd.(1)	22,000	1,226
Grand Pharmaceutical Group Ltd.	793,000	420,419
Great Wall Motor Co. Ltd., H Shares	316,000	469,265
Greatview Aseptic Packaging Co. Ltd.(1)	139,000	22,321
Greenland Hong Kong Holdings Ltd.	321,000	31,829
Greentown China Holdings Ltd.	409,000	702,974
Greentown Management Holdings Co. Ltd.	60,000	53,604
Guangzhou Automobile Group Co. Ltd., H Shares	370,000	267,550
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	1,176,800	297,755
Guotai Junan Securities Co. Ltd., H Shares	69,200	80,997
H World Group Ltd., ADR	67,832	2,596,609
Haidilao International Holding Ltd.(1)(2)	944,000	2,366,611
Haier Smart Home Co. Ltd., H Shares	839,600	2,794,319
Hainan Meilan International Airport Co. Ltd., H Shares(1)	132,000	364,442
Haitian International Holdings Ltd.	408,000	1,063,572
Haitong Securities Co. Ltd., H Shares	2,357,600	1,458,489
Hangzhou Tigermed Consulting Co. Ltd., H Shares	10,900	104,373
Hansoh Pharmaceutical Group Co. Ltd.	102,000	193,636
Harbin Electric Co. Ltd., H Shares(1)	416,000	176,241
Hebei Construction Group Corp. Ltd., H Shares(1)	31,500	3,020
Hello Group, Inc., ADR	262,976	1,509,482
Hengan International Group Co. Ltd.	668,000	3,079,109
Hi Sun Technology China Ltd.(1)(2)	363,000	37,097
Hilong Holding Ltd.(1)	968,000	36,305
Hisense Home Appliances Group Co. Ltd., H Shares	111,000	115,570
Hollysys Automation Technologies Ltd.	88,209	1,508,374
Homeland Interactive Technology Ltd.	142,000	26,918
Honworld Group Ltd.(1)	7,500	2,948
Hope Education Group Co. Ltd.(2)	3,478,000	343,847
Hopson Development Holdings Ltd.	247,443	281,849
Hua Hong Semiconductor Ltd.(1)	720,000	2,539,801
Huabao International Holdings Ltd.(2)	184,000	97,783
Huadian Power International Corp. Ltd., H Shares(2)	132,000	51,315
Huaneng Power International, Inc., H Shares(1)(2)	970,000	451,036
Huatai Securities Co. Ltd., H Shares	939,800	1,092,074
Huaxi Holdings Co. Ltd.(1)	4,000	543
Huazhong In-Vehicle Holdings Co. Ltd.(2)	248,000	77,704
Huijing Holdings Co. Ltd.(2)	516,000	4,979
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	68,400	438,392
iDreamSky Technology Holdings Ltd.(1)(2)	158,000	81,499
Industrial & Commercial Bank of China Ltd., H Shares	19,247,000	9,646,566
Ingdan, Inc.(1)(2)	198,000	40,336
Inkeverse Group Ltd.(1)	436,000	47,657
International Alliance Financial Leasing Co. Ltd.(1)(2)	174,000	98,483
IVD Medical Holding Ltd.	3,000	709

JD Health International, Inc.(1)	206,600	1,856,219
JD.com, Inc., ADR	65,273	3,732,310
JD.com, Inc., Class A	36,345	1,037,569
JH Educational Technology, Inc.(1)	102,000	11,983
Jiangsu Expressway Co. Ltd., H Shares	510,000	459,447
Jiangxi Copper Co. Ltd., H Shares	743,000	1,087,566
Jiayuan International Group Ltd.(1)	674,000	19,131
Jinchuan Group International Resources Co. Ltd.(2)	2,216,000	169,714
Jingrui Holdings Ltd.(1)	10,000	755
Jinxin Fertility Group Ltd.	2,212,000	1,746,073
Jiumaojiu International Holdings Ltd.(2)	387,000	993,731
JNBY Design Ltd.	93,500	97,033
Jutal Offshore Oil Services Ltd.(1)	186,000	11,401
JW Cayman Therapeutics Co. Ltd.(1)	36,000	19,930
Kangji Medical Holdings Ltd.(2)	185,000	186,867
Kasen International Holdings Ltd.(1)	143,000	7,755
KE Holdings, Inc., ADR(1)	207,065	3,503,540
Keymed Biosciences, Inc.(1)(2)	159,500	1,049,813
Kingboard Holdings Ltd.	517,000	1,711,501
Kingboard Laminates Holdings Ltd.	721,000	761,287
Kingsoft Corp. Ltd.	324,600	1,037,174
Koolearn Technology Holding Ltd.(1)(2)	6,000	32,060
Kuaishou Technology(1)	107,700	811,444
Kunlun Energy Co. Ltd.	2,050,000	1,590,483
KWG Group Holdings Ltd.(1)(2)	619,000	143,520
KWG Living Group Holdings Ltd.	442,249	88,905
Lee & Man Paper Manufacturing Ltd.	794,000	307,593
Lenovo Group Ltd.	2,032,000	1,735,421
Leoch International Technology Ltd.(1)	122,000	13,607
LexinFintech Holdings Ltd., ADR(1)	64,339	116,454
Li Auto, Inc., ADR(1)	276,004	6,072,088
Li Ning Co. Ltd.	1,209,500	9,720,143
Lifetech Scientific Corp.(1)	2,446,000	795,827
Linklogis, Inc., Class B(1)	444,000	227,117
Logan Group Co. Ltd.	211,000	25,558
Longfor Group Holdings Ltd.(2)	534,500	1,628,507
Lonking Holdings Ltd.	1,310,000	234,201
Luye Pharma Group Ltd.(1)(2)	1,090,500	427,797
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	1,304,000	214,170
Maanshan Iron & Steel Co. Ltd., H Shares	60,000	12,892
Maoyan Entertainment(1)(2)	173,200	167,770
Meitu, Inc.(1)(2)	1,750,000	250,796
Meituan, Class B(1)	521,300	11,237,691
Metallurgical Corp. of China Ltd., H Shares	198,000	44,613
Midea Real Estate Holding Ltd.(2)	225,200	323,739
Minsheng Education Group Co. Ltd.	254,000	13,009
Minth Group Ltd.	1,060,000	2,884,981
MMG Ltd.(1)	2,464,000	648,476
Mobvista, Inc.(1)	109,000	57,327
Mulsanne Group Holding Ltd.(1)	87,500	32,352
Nam Tai Property, Inc.(1)(2)	9,475	13,739
NetDragon Websoft Holdings Ltd.	229,500	457,198
NetEase, Inc., ADR	203,633	14,482,379
New China Life Insurance Co. Ltd., H Shares	637,900	1,497,374
New Horizon Health Ltd.(1)	230,000	616,916

New Oriental Education & Technology Group, Inc., ADR(1)	97,665	2,806,892
Nexteer Automotive Group Ltd.(2)	673,000	447,681
Nine Dragons Paper Holdings Ltd.	1,277,000	1,020,524
NIO, Inc., ADR(1)	210,071	2,684,707
Noah Holdings Ltd., ADR(1)	29,140	427,484
Nongfu Spring Co. Ltd., H Shares	492,800	2,876,222
OneConnect Financial Technology Co. Ltd., ADR(1)(2)	51,874	32,323
Orient Overseas International Ltd.(2)	239,000	4,541,318
Peijia Medical Ltd.(1)	48,000	48,248
People's Insurance Co. Group of China Ltd., H Shares	3,006,000	1,014,447
Perennial Energy Holdings Ltd.	320,000	29,008
PetroChina Co. Ltd., Class H	6,106,200	2,778,515
Pharmaron Beijing Co. Ltd., H Shares	18,450	106,748
PICC Property & Casualty Co. Ltd., H Shares	4,592,000	4,652,188
Pinduoduo, Inc., ADR(1)	170,979	14,027,117
Ping An Insurance Group Co. of China Ltd., H Shares	2,947,782	18,199,614
Poly Property Group Co. Ltd.	1,428,844	356,568
Poly Property Services Co. Ltd., Class H	10,800	64,297
Postal Savings Bank of China Co. Ltd., H Shares	3,386,000	2,047,763
Pou Sheng International Holdings Ltd.	171,000	11,937
Powerlong Commercial Management Holdings Ltd.	96,000	60,491
Powerlong Real Estate Holdings Ltd.(2)	327,000	53,243
Prinx Chengshan Holdings Ltd.	1,000	843
Q Technology Group Co. Ltd.(1)(2)	259,000	134,658
Radiance Holdings Group Co. Ltd.(2)	994,000	562,066
Redco Properties Group Ltd.(1)(2)	44,000	9,657
Redsun Properties Group Ltd.(1)(2)	396,000	23,450
ReneSola Ltd., ADR(1)(2)	36,121	170,491
Road King Infrastructure Ltd.	27,000	11,241
Ronshine China Holdings Ltd.(1)	202,500	19,097
Sany Heavy Equipment International Holdings Co. Ltd.	451,000	482,709
SCE Intelligent Commercial Management Holdings Ltd.	165,000	39,412
Seazen Group Ltd.(1)	1,682,000	765,588
Shandong Gold Mining Co. Ltd., H Shares(2)	140,500	276,674
Shandong Hi-Speed New Energy Group Ltd.\(1)(2)	7,260,000	58,180
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	954,800	1,399,530
Shanghai Electric Group Co. Ltd., H Shares(1)	208,000	48,919
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	42,500	142,047
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(2)	60,000	283,225
Shanghai Industrial Holdings Ltd.	364,000	429,182
Shanghai Industrial Urban Development Group Ltd.	403,600	25,171
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	311,400	519,257
Shanghai Pioneer Holding Ltd.	123,000	30,754
Shenzhen Expressway Corp. Ltd., H Shares	416,000	350,121
Shenzhen International Holdings Ltd.	1,097,500	1,016,751
Shenzhen Investment Ltd.	1,130,000	184,795
Shenzhou International Group Holdings Ltd.	162,300	1,465,262
Shimao Group Holdings Ltd.(1)	245,000	138,639
Shimao Services Holdings Ltd.(1)(2)	148,000	52,141
Shoucheng Holdings Ltd.	232,800	49,638
Shougang Fushan Resources Group Ltd.	2,345,249	795,217
Shui On Land Ltd.	3,970,000	475,425
Sihuan Pharmaceutical Holdings Group Ltd.(2)	2,368,000	264,633
Simcere Pharmaceutical Group Ltd.	587,000	775,914
Sino Biopharmaceutical Ltd.	9,562,500	5,660,876

Sino-Ocean Group Holding Ltd.	2,162,500	275,663
Sinopec Engineering Group Co. Ltd., H Shares	961,000	395,170
Sinopec Kantons Holdings Ltd.	356,000	121,726
Sinopec Shanghai Petrochemical Co. Ltd., Class H	318,400	52,460
Sinopharm Group Co. Ltd., H Shares	1,453,200	3,447,587
Sinotrans Ltd., H Shares	138,000	44,531
Sinotruk Hong Kong Ltd.(2)	265,000	347,829
Skyworth Group Ltd.	1,600,924	611,540
SOHO China Ltd.(1)(2)	645,500	110,603
Sohu.com Ltd., ADR(1)	39,466	583,307
South Manganese Investment Ltd.(1)(2)	1,045,000	89,850
SSY Group Ltd.	1,344,000	674,266
Sun King Technology Group Ltd.(1)	628,000	137,297
Sunny Optical Technology Group Co. Ltd.	542,500	6,458,385
Sunpower Group Ltd.(1)	104,600	19,716
SY Holdings Group Ltd.(2)	132,000	98,949
TCL Electronics Holdings Ltd.	417,000	171,591
Tencent Holdings Ltd.	1,017,600	38,481,860
Tencent Music Entertainment Group, ADR(1)	285,946	2,004,481
Tian Ge Interactive Holdings Ltd.	9,000	652
Tian Lun Gas Holdings Ltd.(2)	137,500	61,611
Tiangong International Co. Ltd.(2)	890,000	366,975
Tianneng Power International Ltd.(2)	906,000	978,556
Tibet Water Resources Ltd.(1)	19,000	1,026
Times China Holdings Ltd.(1)(2)	654,000	118,363
Tingyi Cayman Islands Holding Corp.	1,436,000	2,348,645
Tong Ren Tang Technologies Co. Ltd., H Shares	408,000	271,314
Tongcheng Travel Holdings Ltd.(1)	477,600	1,039,886
Tongda Group Holdings Ltd.(1)	2,745,000	44,812
Topsports International Holdings Ltd.	1,627,000	1,044,763
Towngas Smart Energy Co. Ltd.(1)	443,000	201,681
TravelSky Technology Ltd., H Shares	393,000	798,490
Trigiant Group Ltd.(1)	28,000	1,446
Trip.com Group Ltd., ADR(1)	174,916	5,588,566
Truly International Holdings Ltd.	1,678,000	297,870
Tsaker New Energy Tech Co. Ltd.	123,500	21,237
Tsingtao Brewery Co. Ltd., H Shares	356,000	3,370,086
Tuya, Inc., ADR(1)(2)	16,113	19,174
Uni-President China Holdings Ltd.	1,228,000	1,077,887
United Strength Power Holdings Ltd.	21,000	21,963
Venus MedTech Hangzhou, Inc., H Shares(1)(2)	36,500	60,634
Vinda International Holdings Ltd.	280,000	728,937
Vipshop Holdings Ltd., ADR(1)	544,875	6,075,356
Viva Biotech Holdings(1)(2)	461,000	100,031
VNET Group, Inc., ADR(1)(2)	161,057	806,896
Want Want China Holdings Ltd.	3,327,000	2,258,378
Wasion Holdings Ltd.	82,000	27,543
Weibo Corp., ADR(1)	60,831	969,646
Weichai Power Co. Ltd., H Shares	447,000	594,738
Weiqiao Textile Co., H Shares	80,000	13,280
West China Cement Ltd.	2,540,000	281,407
Wharf Holdings Ltd.	1,007,000	2,724,350
Wison Engineering Services Co. Ltd.(1)(2)	19,000	703
Wuling Motors Holdings Ltd.(2)	800,000	88,263
WuXi AppTec Co. Ltd., H Shares	38,604	389,259

Wuxi Biologics Cayman, Inc.(1)	558,000	3,656,982
X Financial, ADR(1)	464	1,021
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	979,500	971,938
Ximei Resources Holding Ltd.(1)	35,000	18,549
Xin Point Holdings Ltd.(2)	57,000	15,822
Xingda International Holdings Ltd.	154,482	29,843
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	146,000	95,997
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	367,400	398,199
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares(1)	256,000	34,068
Xinte Energy Co. Ltd., H Shares(2)	855,200	2,040,611
Xinyi Energy Holdings Ltd.	1,164,000	359,443
Xinyi Solar Holdings Ltd.	1,588,976	1,864,469
XPeng, Inc., Class A, ADR(1)	31,117	336,375
Xtep International Holdings Ltd.	456,000	524,142
Yadea Group Holdings Ltd.	694,000	1,316,651
Yankuang Energy Group Co. Ltd., H Shares	1,194,000	4,009,092
Yeahka Ltd.(1)(2)	176,400	446,082
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	71,000	58,298
Yidu Tech, Inc.(1)	299,200	201,766
Yihai International Holding Ltd.(1)	243,000	764,566
YuanShengTai Dairy Farm Ltd.(1)	190,000	4,973
Yuexiu Property Co. Ltd.	1,793,400	2,276,168
Yuexiu Transport Infrastructure Ltd.	846,000	396,205
Yum China Holdings, Inc.	248,457	13,694,950
Yuzhou Group Holdings Co. Ltd.(1)	782,955	34,904
Zengame Technology Holding Ltd.	150,000	32,646
Zhaojin Mining Industry Co. Ltd., H Shares(1)	914,000	1,021,959
Zhejiang Expressway Co. Ltd., H Shares	1,760,000	1,314,298
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	124,400	130,210
Zhenro Properties Group Ltd.(1)	482,000	20,870
Zhong An Group Ltd.(1)	415,000	11,405
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	400	1,048
Zhongliang Holdings Group Co. Ltd.(1)	269,500	21,830
Zhongsheng Group Holdings Ltd.	272,000	1,403,197
Zhongyu Energy Holdings Ltd.	175,000	129,515
Zhou Hei Ya International Holdings Co. Ltd.(1)	849,000	543,874
Zhuguang Holdings Group Co. Ltd.(1)(2)	616,000	52,414
Zijin Mining Group Co. Ltd., H Shares	2,078,000	2,758,055
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	608,400	285,748
ZTO Express Cayman, Inc., ADR	280,284	7,026,720
		603,148,022
Colombia — 0.2%
Banco Davivienda SA, Preference Shares	24,226	131,467
Bancolombia SA	50,068	414,814
Bancolombia SA, ADR	35,164	935,363
Cementos Argos SA	6,574	4,770
Corp. Financiera Colombiana SA(1)	24,838	81,387
Ecopetrol SA, ADR(2)	141,152	1,393,170
Empresa de Telecomunicaciones de Bogota(1)	18,600	462
Grupo Argos SA	159,091	326,222
Interconexion Electrica SA ESP	103,782	419,169
		3,706,824
Czech Republic — 0.2%
CEZ AS	61,552	2,112,536
Komercni banka AS	29,847	886,233

Moneta Money Bank AS	189,719	583,564
		3,582,333
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	1,212,329	1,636,047
Greece — 0.4%
Alpha Services & Holdings SA(1)	1,108,651	1,193,048
Athens Water Supply & Sewage Co. SA	3,091	22,801
Eurobank Ergasias Services and Holdings SA, Class A(1)	942,293	1,086,735
Fourlis Holdings SA	364	1,133
GEK Terna Holding Real Estate Construction SA(1)	12,506	125,031
Hellenic Exchanges - Athens Stock Exchange SA	8,827	28,715
Hellenic Telecommunications Organization SA	31,565	488,298
Helleniq Energy Holdings SA	17,732	131,956
Intracom Holdings SA(1)	19,243	32,627
JUMBO SA	38,086	608,272
LAMDA Development SA(1)	8,171	49,298
Motor Oil Hellas Corinth Refineries SA	64,443	1,300,851
Mytilineos SA	11,184	211,029
National Bank of Greece SA(1)	246,250	1,013,077
OPAP SA	47,001	650,798
Piraeus Financial Holdings SA(1)	383,041	570,448
Public Power Corp. SA(1)	58,230	404,659
Sunrisemezz PLC(1)	41,774	5,160
Terna Energy SA	21,386	437,830
Titan Cement International SA(1)	16,364	212,696
Viohalco SA	30,134	135,268
		8,709,730
Hong Kong
Brilliance China Automotive Holdings Ltd.(1)	338,000	192,563
China Isotope & Radiation Corp.	14,400	25,953
China Zhongwang Holdings Ltd.(1)	525,200	112,962
IMAX China Holding, Inc.	32,000	24,358
Tianyun International Holdings Ltd.(1)	84,000	10,289
		366,125
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	79,956	67,601
MOL Hungarian Oil & Gas PLC	292,901	2,120,428
OTP Bank Nyrt	60,672	1,672,833
Richter Gedeon Nyrt	38,206	821,902
		4,682,764
India — 17.9%
63 Moons Technologies Ltd.(1)	6,904	12,914
Aarti Drugs Ltd.	9,663	54,071
Aarti Industries Ltd.	7,452	62,008
Aarti Pharmalabs Ltd.	1,863	8,684
ACC Ltd.	62,290	1,968,332
Accelya Solutions India Ltd.	1,465	29,295
Action Construction Equipment Ltd.	25,648	107,284
Adani Enterprises Ltd.	39,537	1,912,280
Adani Green Energy Ltd.(1)	57,476	1,507,193
Adani Ports & Special Economic Zone Ltd.	171,502	1,866,015
Adani Power Ltd.(1)	426,844	1,753,013
Adani Total Gas Ltd.	51,931	2,337,724
Adani Transmission Ltd.(1)	130,421	4,700,763
Aditya Birla Capital Ltd.(1)	451,990	811,599

Advanced Enzyme Technologies Ltd.	16,916	59,059
Aegis Logistics Ltd.	94,747	380,105
Affle India Ltd.(1)	3,390	52,836
AGI Greenpac Ltd.	34,439	126,044
AIA Engineering Ltd.	9,387	312,026
Ajanta Pharma Ltd.	27,278	412,909
Akzo Nobel India Ltd.	1,400	39,281
Alembic Ltd.	8,551	7,827
Alembic Pharmaceuticals Ltd.	35,995	263,514
Alkyl Amines Chemicals	4,913	171,161
Allcargo Logistics Ltd.	75,560	415,274
Alok Industries Ltd.(1)	45,160	8,846
Amara Raja Batteries Ltd.	187,250	1,503,450
Ambika Cotton Mills Ltd.	1,427	27,102
Ambuja Cements Ltd.	263,052	1,853,843
Amrutanjan Health Care Ltd.	2,916	25,469
Anant Raj Ltd.	234,189	292,974
Andhra Sugars Ltd.	26,768	42,593
Apar Industries Ltd.	19,635	356,710
Apcotex Industries Ltd.	6,865	41,329
APL Apollo Tubes Ltd.	78,092	1,077,228
Apollo Hospitals Enterprise Ltd.	40,940	2,388,825
Apollo Tyres Ltd.	441,681	1,725,909
Aptech Ltd.	7,681	31,398
Arvind Fashions Ltd.(1)	4,959	20,529
Arvind Ltd.(1)	83,750	99,039
Asahi India Glass Ltd.	25,171	191,141
Ashok Leyland Ltd.	748,441	1,377,035
Ashoka Buildcon Ltd.(1)	112,321	109,919
Asian Paints Ltd.	28,362	1,107,065
Astec Lifesciences Ltd.	1,514	38,238
Aster DM Healthcare Ltd.(1)	157,336	459,711
Astra Microwave Products Ltd.	46,508	177,443
Astral Ltd.	23,615	549,538
AstraZeneca Pharma India Ltd.	328	13,632
Atul Ltd.	2,495	257,273
AU Small Finance Bank Ltd.	74,212	588,037
Aurobindo Pharma Ltd.	237,370	1,371,369
Avadh Sugar & Energy Ltd.	7,220	44,992
Avanti Feeds Ltd.	12,625	59,805
Avenue Supermarts Ltd.(1)	7,242	360,372
Axis Bank Ltd., GDR	55,228	3,117,696
Bajaj Auto Ltd.	25,337	1,168,855
Bajaj Consumer Care Ltd.	87,518	178,407
Bajaj Electricals Ltd.	82,797	1,137,270
Bajaj Finance Ltd.	59,479	4,944,314
Bajaj Finserv Ltd.	98,346	1,981,650
Bajaj Hindusthan Sugar Ltd.(1)	570,901	78,530
Balaji Amines Ltd.	4,613	173,860
Balkrishna Industries Ltd.	13,427	338,180
Balmer Lawrie & Co. Ltd.	12,135	18,781
Balrampur Chini Mills Ltd.	127,141	603,198
Bandhan Bank Ltd.(1)	252,788	742,704
BASF India Ltd.	6,392	209,073
Bata India Ltd.	12,210	258,572

Bayer CropScience Ltd.	2,143	122,229
BEML Ltd.	1,894	34,328
BEML Ltd.	1,894	8,256
Berger Paints India Ltd.	50,810	389,210
Best Agrolife Ltd.	12,834	251,001
Bhansali Engineering Polymers Ltd.	11,499	15,946
Bharat Electronics Ltd.	2,957,924	3,841,537
Bharat Forge Ltd.	39,007	413,681
Bharat Heavy Electricals Ltd.	763,535	791,978
Bharat Petroleum Corp. Ltd.	552,206	2,321,067
Bharat Rasayan Ltd.	356	44,207
Bharti Airtel Ltd.	232,596	2,430,693
Bharti Airtel Ltd.	16,614	94,948
Biocon Ltd.	71,337	248,527
Birla Corp. Ltd.	16,789	196,637
Birlasoft Ltd.	75,089	285,097
BLS International Services Ltd.	55,781	256,133
Blue Dart Express Ltd.	3,816	358,130
Blue Star Ltd.	23,928	360,814
Bombay Burmah Trading Co.	7,835	92,793
Bombay Dyeing & Manufacturing Co. Ltd.(1)	1,774	1,789
Borosil Renewables Ltd.(1)	26,866	181,733
Bosch Ltd.	489	102,580
Brigade Enterprises Ltd.	150,170	901,969
Brightcom Group Ltd.	638,652	285,208
Britannia Industries Ltd.	41,237	2,213,590
BSE Ltd.	54,275	386,773
Butterfly Gandhimathi Appliances Ltd.(1)	136	2,695
Camlin Fine Sciences Ltd.(1)	28,262	55,820
Can Fin Homes Ltd.	82,748	564,811
Canara Bank	228,390	889,361
Capacit'e Infraprojects Ltd.(1)	37,010	64,544
Caplin Point Laboratories Ltd.	7,672	71,357
Capri Global Capital Ltd.	100	925
Carborundum Universal Ltd.	26,856	281,426
Care Ratings Ltd.	15,230	103,169
Castrol India Ltd.	430,610	697,918
CCL Products India Ltd.	48,413	326,001
Ceat Ltd.	11,847	275,254
Central Depository Services India Ltd.	31,243	478,277
Century Enka Ltd.	6,013	31,520
Century Plyboards India Ltd.	23,590	157,579
Century Textiles & Industries Ltd.	18,862	187,780
Cera Sanitaryware Ltd.	3,485	230,452
CESC Ltd.	279,496	256,318
CG Power & Industrial Solutions Ltd.(1)	26,937	92,620
Chalet Hotels Ltd.(1)	8,387	38,534
Chambal Fertilisers & Chemicals Ltd.	141,267	532,375
Chennai Petroleum Corp. Ltd.	46,465	123,923
Cholamandalam Financial Holdings Ltd.	3,258	23,730
Cholamandalam Investment and Finance Co. Ltd.	243,141	2,145,919
Cigniti Technologies Ltd.	3,206	20,945
Cipla Ltd.	159,649	2,246,048
City Union Bank Ltd.	551,181	1,286,680
Coal India Ltd.	1,142,755	3,220,168

Cochin Shipyard Ltd.	57,407	472,423
Coforge Ltd.	6,910	347,023
Colgate-Palmolive India Ltd.	64,161	1,286,835
Computer Age Management Services Ltd.	22,790	647,018
Confidence Petroleum India Ltd.	84,023	80,679
Container Corp. of India Ltd.	94,984	905,675
Coromandel International Ltd.	119,522	1,370,597
Cosmo First Ltd.	13,104	130,080
CreditAccess Grameen Ltd.(1)	48,551	575,905
CRISIL Ltd.	3,327	119,744
Crompton Greaves Consumer Electricals Ltd.	73,110	326,987
CSB Bank Ltd.(1)	26,724	71,998
Cummins India Ltd.	29,478	515,056
Cyient Ltd.	77,496	799,966
Dabur India Ltd.	182,147	1,321,187
Dalmia Bharat Ltd.	44,691	1,001,159
Dalmia Bharat Sugar & Industries Ltd.	13,724	59,601
Datamatics Global Services Ltd.	12,650	47,711
DB Corp. Ltd.	56,252	80,993
DCB Bank Ltd.	185,400	300,348
DCM Shriram Ltd.	57,818	623,189
Deccan Cements Ltd.	2,682	17,065
Deepak Fertilisers & Petrochemicals Corp. Ltd.	90,594	903,103
Deepak Nitrite Ltd.	49,941	1,340,654
Delta Corp. Ltd.	21,685	60,934
DEN Networks Ltd.(1)	50,404	22,489
DFM Foods Ltd.(1)	4,696	22,855
Dhampur Bio Organics Ltd.(1)	14,248	35,167
Dhampur Sugar Mills Ltd.	40,428	114,243
Dhani Services Ltd.(1)	85,171	49,599
Dhanuka Agritech Ltd.	3,413	29,565
Dilip Buildcon Ltd.	19,598	56,813
Dish TV India Ltd.(1)	1,493,412	380,715
Dishman Carbogen Amcis Ltd.(1)	31,845	38,701
Divi's Laboratories Ltd.	31,499	1,323,574
Dixon Technologies India Ltd.	4,584	240,689
DLF Ltd.	148,612	739,154
D-Link India Ltd.	5,253	17,704
Dolat Algotech Ltd.	16,966	14,153
Dollar Industries Ltd.	6,412	33,890
Dr Lal PathLabs Ltd.	23,281	701,992
Dr Reddy's Laboratories Ltd., ADR	60,555	3,409,852
Dwarikesh Sugar Industries Ltd.	160,364	191,958
eClerx Services Ltd.	15,771	281,556
Edelweiss Financial Services Ltd.	445,618	367,863
Eicher Motors Ltd.	35,195	1,509,488
EID Parry India Ltd.	110,437	819,975
EIH Ltd.(1)	32,352	71,507
Elecon Engineering Co. Ltd.	60,707	345,510
Electrosteel Castings Ltd.	189,999	92,972
Emami Ltd.	166,747	984,043
Endurance Technologies Ltd.	8,816	165,644
Engineers India Ltd.	257,506	255,469
EPL Ltd.	50,090	100,451
Equitas Holdings Ltd.(1)	139,300	205,431

Eris Lifesciences Ltd.	8,852	73,591
Escorts Kubota Ltd.	32,530	920,323
Ester Industries Ltd.	21,161	36,607
Eveready Industries India Ltd.(1)	17,861	76,686
Everest Industries Ltd.	9,022	83,228
Everest Kanto Cylinder Ltd.	14,324	17,854
Excel Industries Ltd.	2,396	35,466
Exide Industries Ltd.	231,066	538,628
FDC Ltd.(1)	32,405	113,906
Federal Bank Ltd.	1,897,247	3,083,295
FIEM Industries Ltd.	2,287	55,098
Filatex India Ltd.	19,510	22,868
Fine Organic Industries Ltd.	1,757	135,528
Finolex Cables Ltd.	57,407	391,981
Finolex Industries Ltd.	187,821	364,137
Firstsource Solutions Ltd.	31,653	43,198
Force Motors Ltd.	5,809	112,248
Fortis Healthcare Ltd.(1)	6,563	23,409
Future Consumer Ltd.(1)	738,951	14,126
Gabriel India Ltd.	15,306	36,411
GAIL India Ltd.	709,586	831,829
Galaxy Surfactants Ltd.	2,255	77,681
Ganesha Ecosphere Ltd.	2,544	28,581
Garden Reach Shipbuilders & Engineers Ltd.	26,723	168,907
Gateway Distriparks Ltd.	127,972	106,649
General Insurance Corp. of India	46,922	86,296
Genus Power Infrastructures Ltd.	50,411	58,321
Geojit Financial Services Ltd.	18,976	11,159
GHCL Ltd.	140,919	1,003,625
GIC Housing Finance Ltd.	9,147	19,199
GlaxoSmithKline Pharmaceuticals Ltd.	15,492	254,909
Glenmark Pharmaceuticals Ltd.	199,164	1,055,209
Globus Spirits Ltd.	10,878	111,545
GMM Pfaudler Ltd.	17,511	421,002
GMR Airports Infrastructure Ltd.(1)	442,219	234,027
Godawari Power and Ispat Ltd.	41,518	162,570
Godrej Agrovet Ltd.	886	5,231
Godrej Consumer Products Ltd.(1)	21,348	232,053
Godrej Properties Ltd.(1)	16,079	259,845
Gokaldas Exports Ltd.(1)	19,364	92,293
Goodluck India Ltd.	7,850	47,276
Granules India Ltd.	124,750	531,804
Graphite India Ltd.	33,367	161,972
Grasim Industries Ltd.	135,152	2,925,691
Great Eastern Shipping Co. Ltd.	143,852	1,178,772
Greaves Cotton Ltd.	29,568	54,368
Greenpanel Industries Ltd.	36,834	176,579
Greenply Industries Ltd.	47,311	95,068
Gufic Biosciences Ltd.	21,615	57,018
Gujarat Alkalies & Chemicals Ltd.	15,153	148,314
Gujarat Ambuja Exports Ltd.	73,656	208,835
Gujarat Fluorochemicals Ltd.	5,413	234,400
Gujarat Gas Ltd.	85,202	523,128
Gujarat Industries Power Co. Ltd.	24,476	26,572
Gujarat Mineral Development Corp. Ltd.	66,265	128,997

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	135,561	1,002,719
Gujarat Pipavav Port Ltd.	301,555	339,804
Gujarat State Fertilizers & Chemicals Ltd.	185,622	304,013
Gujarat State Petronet Ltd.	181,074	601,289
Happiest Minds Technologies Ltd.	3,847	45,270
Hathway Cable & Datacom Ltd.(1)	327,684	69,400
Havells India Ltd.	68,738	1,062,474
HBL Power Systems Ltd.	108,784	153,656
HCL Technologies Ltd.	431,948	5,995,685
HDFC Asset Management Co. Ltd.	12,935	348,461
HDFC Life Insurance Co. Ltd.	60,548	440,520
HEG Ltd.	11,608	153,451
HeidelbergCement India Ltd.	21,787	55,021
Heritage Foods Ltd.	4,758	18,720
Hero MotoCorp Ltd.	34,238	1,204,355
HFCL Ltd.	423,742	416,841
HG Infra Engineering Ltd.	10,845	80,103
Hikal Ltd.	45,507	190,435
HIL Ltd.	1,459	46,649
Himadri Speciality Chemical Ltd., ADR	305,481	388,473
Himatsingka Seide Ltd.	11,317	13,479
Hindalco Industries Ltd.	915,760	5,137,481
Hinduja Global Solutions Ltd.	6,962	110,308
Hindustan Copper Ltd.	147,152	214,143
Hindustan Oil Exploration Co. Ltd.(1)	16,740	29,842
Hindustan Petroleum Corp. Ltd.	460,576	1,359,255
Hindustan Unilever Ltd.	149,275	4,931,602
Hindware Home Innovation Ltd.	6,689	27,994
Housing Development Finance Corp. Ltd.	379,990	12,630,858
I G Petrochemicals Ltd.	7,893	51,303
ICICI Bank Ltd., ADR	407,572	9,667,608
ICICI Lombard General Insurance Co. Ltd.	39,163	584,803
ICICI Prudential Life Insurance Co. Ltd.	62,871	368,794
IDFC First Bank Ltd.(1)	1,965,093	1,425,788
IDFC Ltd.	1,046,047	1,058,728
IFB Industries Ltd.(1)	1,596	18,288
IFCI Ltd.(1)	361,243	58,651
IIFL Finance Ltd.	162,425	937,805
IIFL Securities Ltd.	68,787	58,786
IIFL Wealth Management Ltd.	13,190	296,626
India Cements Ltd.	146,211	434,241
India Glycols Ltd.	6,368	60,058
Indiabulls Housing Finance Ltd.(1)	551,726	971,416
Indiabulls Real Estate Ltd.(1)	468,645	481,781
IndiaMart InterMesh Ltd.	11,014	596,169
Indian Bank	219,909	726,309
Indian Energy Exchange Ltd.	179,942	329,125
Indian Hotels Co. Ltd.	68,826	274,297
Indian Metals & Ferro Alloys Ltd.	12,770	39,487
Indian Oil Corp. Ltd.	1,076,190	1,018,335
Indian Overseas Bank(1)	35,971	9,838
Indian Railway Catering & Tourism Corp. Ltd.	72,674	659,812
Indo Count Industries Ltd.	24,311	41,273
Indraprastha Medical Corp. Ltd.	21,721	22,224
Indus Towers Ltd.	433,277	1,069,749

Infibeam Avenues Ltd.	30,456	6,093
Info Edge India Ltd.	22,538	1,117,201
Infosys Ltd., ADR	800,893	16,298,173
Inox Leisure Ltd.(1)	22,946	152,697
Inox Wind Ltd.(1)	43,385	68,402
Insecticides India Ltd.	3,039	28,049
Intellect Design Arena Ltd.	40,071	227,498
InterGlobe Aviation Ltd.(1)	16,083	383,632
IOL Chemicals and Pharmaceuticals Ltd.	17,417	73,289
ION Exchange India Ltd.	1,727	58,126
Ipca Laboratories Ltd.	61,901	661,768
IRB Infrastructure Developers Ltd.	88,541	306,878
IRCON International Ltd.	228,542	165,065
ISGEC Heavy Engineering Ltd.	2,727	17,461
ITD Cementation India Ltd.	97,189	142,823
J Kumar Infraprojects Ltd.	48,725	168,455
Jagran Prakashan Ltd.	44,477	39,636
Jai Corp. Ltd.	112,864	237,235
Jain Irrigation Systems Ltd.(1)	283,475	116,154
Jaiprakash Associates Ltd.(1)	521,016	62,820
Jaiprakash Power Ventures Ltd.(1)	4,156,083	395,613
Jammu & Kashmir Bank Ltd.(1)	487,451	276,491
Jamna Auto Industries Ltd.	36,500	48,866
JB Chemicals & Pharmaceuticals Ltd.	4,634	115,200
JBM Auto Ltd.	13,780	72,757
Jindal Poly Films Ltd.	9,031	96,520
Jindal Saw Ltd.	75,959	87,454
Jindal Stainless Hisar Ltd.(1)	71,738	299,218
Jindal Stainless Ltd.(1)	124,030	267,590
Jindal Steel & Power Ltd.	369,892	2,458,658
JK Cement Ltd.	26,009	985,254
JK Lakshmi Cement Ltd.	76,313	672,696
JK Paper Ltd.	213,438	1,109,042
JK Tyre & Industries Ltd.	96,052	238,327
JM Financial Ltd.	439,868	403,875
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	497	7,212
JSW Energy Ltd.	101,564	387,769
JSW Steel Ltd.	407,501	3,742,700
Jubilant Foodworks Ltd.	132,601	897,994
Jubilant Ingrevia Ltd.	105,390	699,061
Jubilant Pharmova Ltd.	18,288	88,283
Just Dial Ltd.(1)	11,644	86,041
Kajaria Ceramics Ltd.	56,221	796,695
Kalpataru Power Transmission Ltd.	68,851	431,678
Kalyani Steels Ltd.	4,946	19,958
Karnataka Bank Ltd.	194,782	346,699
Karur Vysya Bank Ltd.	967,057	1,196,702
Kaveri Seed Co. Ltd.	17,663	110,874
KCP Ltd.	13,450	20,273
KEC International Ltd.	157,346	808,948
KEI Industries Ltd.	35,481	669,929
Kellton Tech Solutions Ltd.(1)	21,339	15,797
Kennametal India Ltd.	3,609	121,702
Kiri Industries Ltd.(1)	10,180	62,363
Kirloskar Ferrous Industries Ltd.	59,304	231,921

Kirloskar Oil Engines Ltd.	67,680	277,625
Kitex Garments Ltd.	19,681	46,932
KNR Constructions Ltd.	85,833	276,056
Kolte-Patil Developers Ltd.	28,083	105,869
Kotak Mahindra Bank Ltd.	154,505	3,705,254
KPI Green Energy Ltd.	8,644	101,410
KPIT Technologies Ltd.	124,480	1,104,875
KPR Mill Ltd.	41,092	281,831
KRBL Ltd.	85,035	431,816
L&T Finance Holdings Ltd.	915,474	985,651
L&T Technology Services Ltd.	5,165	244,773
Larsen & Toubro Infotech Ltd.	18,274	1,099,183
Larsen & Toubro Infotech Ltd.(1)	15,870	942,931
Larsen & Toubro Ltd.	294,624	7,529,928
Laurus Labs Ltd.	232,249	1,195,127
LG Balakrishnan & Bros Ltd.	27,195	237,248
LIC Housing Finance Ltd.	354,189	1,689,270
Lincoln Pharmaceuticals Ltd.	6,400	26,731
Linde India Ltd.	3,880	146,196
LT Foods Ltd.	310,337	440,412
Lupin Ltd.	193,778	1,827,444
LUX Industries Ltd.(1)	805	16,800
Mahanagar Gas Ltd.	55,808	620,521
Maharashtra Scooters Ltd.	500	30,764
Maharashtra Seamless Ltd.(1)	15,828	72,807
Maharashtra Seamless Ltd.	15,828	72,922
Mahindra & Mahindra Financial Services Ltd.	496,045	1,318,079
Mahindra & Mahindra Ltd.	380,370	6,118,970
Mahindra CIE Automotive Ltd.	32,508	113,930
Mahindra Holidays & Resorts India Ltd.(1)	7,144	25,659
Mahindra Lifespace Developers Ltd.	5,296	25,315
Mahindra Logistics Ltd.	28,609	186,510
Maithan Alloys Ltd.	5,265	61,251
Man Infraconstruction Ltd.	41,698	39,683
Manali Petrochemicals Ltd.	80,005	81,548
Manappuram Finance Ltd.	723,445	1,030,947
Mangalam Cement Ltd.	7,000	29,201
Marico Ltd.	150,578	939,930
Marksans Pharma Ltd.	110,195	78,196
Maruti Suzuki India Ltd.	21,523	2,379,804
MAS Financial Services Ltd.	10,285	107,605
Mastek Ltd.	4,905	103,690
Max Financial Services Ltd.(1)	62,786	543,819
Max Healthcare Institute Ltd.(1)	128,846	714,218
Mayur Uniquoters Ltd.	3,977	22,302
Mazagon Dock Shipbuilders Ltd.	14,877	166,901
Meghmani Finechem Ltd.(1)	9,434	148,760
Meghmani Organics Ltd.	109,721	149,477
Metropolis Healthcare Ltd.	5,896	106,889
Minda Corp. Ltd.	25,905	67,283
Mirza International Ltd.(1)	31,525	120,847
Mishra Dhatu Nigam Ltd.	22,478	68,576
MOIL Ltd.	40,373	80,270
Mold-Tek Packaging Ltd.	2,551	28,780
Motherson Sumi Wiring India Ltd.	274,681	210,788

Motilal Oswal Financial Services Ltd.	28,303	231,104
Mphasis Ltd.	30,073	753,698
MRF Ltd.	1,055	1,217,098
Mrs Bectors Food Specialities Ltd.	11,952	64,208
MSTC Ltd.	10,973	46,035
Multi Commodity Exchange of India Ltd.	34,818	671,776
Muthoot Finance Ltd.	85,151	1,134,771
Narayana Hrudayalaya Ltd.	55,157	504,589
Natco Pharma Ltd.	30,624	211,908
National Aluminium Co. Ltd.	671,550	643,096
National Fertilizers Ltd.(1)	53,307	37,941
Nava Ltd.	83,969	190,423
Navneet Education Ltd.	18,910	29,490
NBCC India Ltd.	494,783	260,258
NCC Ltd.	1,218,752	1,245,097
NCL Industries Ltd.	7,144	15,643
NELCO Ltd.	10,660	99,357
Neogen Chemicals Ltd.	3,235	50,919
NESCO Ltd.	6,909	54,494
Nestle India Ltd.	10,408	2,584,433
Neuland Laboratories Ltd.	2,794	60,167
New Delhi Television Ltd.(1)	4,487	24,807
Newgen Software Technologies Ltd.	4,838	21,427
NIIT Ltd.	47,453	186,305
Nilkamal Ltd.	800	18,815
Nippon Life India Asset Management Ltd.	105,129	351,327
NLC India Ltd.	136,872	143,403
NOCIL Ltd.	26,410	77,103
NTPC Ltd.	2,271,348	4,812,615
Oberoi Realty Ltd.	57,347	653,805
Oil & Natural Gas Corp. Ltd.	804,922	1,410,352
Oil India Ltd.	203,338	515,153
Olectra Greentech Ltd.	12,639	78,555
OnMobile Global Ltd.	15,331	19,069
Oracle Financial Services Software Ltd.	22,076	847,756
Orient Cement Ltd.	111,521	172,287
Orient Electric Ltd.	37,916	131,666
Orient Paper & Industries Ltd.	66,746	31,528
Page Industries Ltd.	1,721	1,005,692
Paisalo Digital Ltd.	80,425	81,082
Panama Petrochem Ltd.	12,000	57,692
Parag Milk Foods Ltd.(1)	18,882	24,449
Patel Engineering Ltd.(1)	77,852	19,257
PC Jeweller Ltd.(1)	57,549	56,402
PCBL Ltd.	189,016	331,904
Persistent Systems Ltd.	22,432	1,158,925
Petronet LNG Ltd.	690,088	1,809,948
Phoenix Mills Ltd.	5,274	94,833
PI Industries Ltd.	15,051	649,602
Pidilite Industries Ltd.	13,424	454,487
Piramal Enterprises Ltd.	36,638	372,634
Piramal Pharma Ltd.(1)	111,040	183,121
PNB Gilts Ltd.	22,203	17,263
PNB Housing Finance Ltd.(1)	65,869	364,250
PNC Infratech Ltd.	101,547	344,895

Pokarna Ltd.	6,924	38,123
Poly Medicure Ltd.	2,282	27,374
Polycab India Ltd.	8,365	264,843
Polyplex Corp. Ltd.	16,298	360,948
Poonawalla Fincorp Ltd.	59,543	228,910
Power Finance Corp. Ltd.	70,033	117,449
Power Grid Corp. of India Ltd.	1,259,189	3,474,243
Power Mech Projects Ltd.	5,758	161,343
Praj Industries Ltd.	164,604	796,326
Prakash Industries Ltd.(1)	19,502	12,836
Prestige Estates Projects Ltd.	68,690	401,714
Pricol Ltd.(1)	65,551	154,697
Prince Pipes & Fittings Ltd.	12,478	85,697
Prism Johnson Ltd.(1)	51,053	83,024
Privi Speciality Chemicals Ltd.	2,600	40,175
Procter & Gamble Health Ltd.	55	2,817
PSP Projects Ltd.	8,955	70,722
PTC India Ltd.	142,225	153,145
Quess Corp. Ltd.	50,647	274,607
Radico Khaitan Ltd.	29,161	380,452
Rain Industries Ltd.	3,155	7,037
Rajesh Exports Ltd.	19,058	178,683
Rallis India Ltd.	30,724	92,156
Ramco Cements Ltd.	116,798	973,221
Ramco Industries Ltd.	7,096	14,411
Ramkrishna Forgings Ltd.	20,160	54,885
Ramky Infrastructure Ltd.(1)	7,149	24,634
Rashtriya Chemicals & Fertilizers Ltd.	132,601	196,402
Raymond Ltd.	53,837	908,866
RBL Bank Ltd.(1)	510,471	970,546
REC Ltd.	1,373,119	1,870,168
Redington Ltd.	657,221	1,458,094
Relaxo Footwears Ltd.	1,892	22,114
Reliance Industrial Infrastructure Ltd.	1,798	23,432
Reliance Industries Ltd., GDR	341,540	22,728,631
Reliance Infrastructure Ltd.(1)	147,362	287,749
Reliance Power Ltd.(1)	3,661,480	724,480
Repco Home Finance Ltd.	40,942	124,652
Restaurant Brands Asia Ltd.(1)	30,857	45,931
Rhi Magnesita India Ltd.	18,440	172,539
Route Mobile Ltd.	18,300	300,062
RPG Life Sciences Ltd.	5,620	60,568
RSWM Ltd.	4,000	15,776
Rupa & Co. Ltd.	8,000	29,036
Sagar Cements Ltd.	9,772	25,689
Samvardhana Motherson International Ltd.	1,103,577	1,021,932
Sanghi Industries Ltd.(1)	10,104	8,631
Sanofi India Ltd.	8,412	591,891
Sarda Energy & Minerals Ltd.	8,082	96,134
Saregama India Ltd.	220	1,032
Satia Industries Ltd.	20,542	36,242
SBI Cards & Payment Services Ltd.	74,934	762,350
SBI Life Insurance Co. Ltd.	40,013	631,224
Schaeffler India Ltd.	12,595	416,869
Schneider Electric Infrastructure Ltd.(1)	16,540	33,775

SEAMEC Ltd.(1)	1,917	21,778
Sequent Scientific Ltd.(1)	4,729	5,226
SH Kelkar & Co. Ltd.	10,925	18,655
Shankara Building Products Ltd.	4,974	43,963
Sharda Cropchem Ltd.	16,930	86,066
Share India Securities Ltd.	14,464	217,817
Shilpa Medicare Ltd.	9,817	34,050
Shipping Corp. of India Ltd.	124,337	207,170
Shoppers Stop Ltd.(1)	6,127	51,805
Shree Cement Ltd.	2,871	845,487
Shree Digvijay Cement Co. Ltd.	24,457	21,776
Shree Renuka Sugars Ltd.(1)	142,059	102,769
Shriram Transport Finance Co. Ltd.	175,377	2,919,148
Shriram Transport Finance Co. Ltd.(1)	57,485	952,948
Siemens Ltd.	8,514	291,206
Siyaram Silk Mills Ltd.	4,811	31,215
SKF India Ltd.	3,745	217,312
Sobha Ltd.	52,651	407,127
Solar Industries India Ltd.	3,514	168,500
SOM Distilleries & Breweries Ltd.	31,249	53,693
Somany Ceramics Ltd.	5,124	31,671
Sonata Software Ltd.	73,032	529,139
South Indian Bank Ltd.(1)	1,079,332	224,720
Southern Petrochemical Industries Corp. Ltd.	114,672	90,845
Spandana Sphoorty Financial Ltd.(1)	16,835	115,174
SRF Ltd.	53,228	1,554,551
Star Cement Ltd.(1)	22,000	28,958
State Bank of India, GDR	59,727	4,453,379
Sterling and Wilson Renewable(1)	17,454	63,312
Sterlite Technologies Ltd.	54,881	120,236
Strides Pharma Science Ltd.(1)	29,009	120,373
Sudarshan Chemical Industries Ltd.	20,068	96,050
Sumitomo Chemical India Ltd.	29,259	170,792
Sun Pharma Advanced Research Co. Ltd.(1)	5,387	16,705
Sun Pharmaceutical Industries Ltd.	363,089	4,682,064
Sun TV Network Ltd.	63,379	384,889
Sundaram Finance Ltd.	5,399	148,270
Sundram Fasteners Ltd.	15,109	170,384
Sunflag Iron & Steel Co. Ltd.(1)	32,298	36,026
Sunteck Realty Ltd.	25,538	127,052
Suprajit Engineering Ltd.	30,007	129,177
Supreme Industries Ltd.	27,378	819,345
Supreme Petrochem Ltd.	14,289	133,897
Surya Roshni Ltd.	7,624	43,788
Suven Pharmaceuticals Ltd.	41,568	237,883
Suzlon Energy Ltd.(1)	537,185	61,692
Suzlon Energy Ltd.(1)	127,901	10,680
Swaraj Engines Ltd.	1,157	22,426
Syngene International Ltd.	56,158	421,243
Tamil Nadu Newsprint & Papers Ltd.	42,975	131,614
Tamilnadu Petroproducts Ltd.	58,751	70,392
Tanla Platforms Ltd.	64,870	637,994
TARC Ltd.(1)	108,216	55,729
Tata Chemicals Ltd.	99,305	1,268,524
Tata Communications Ltd.	65,780	1,055,954

Tata Consultancy Services Ltd.	198,795	8,348,491
Tata Consumer Products Ltd.	101,959	1,027,061
Tata Elxsi Ltd.	11,633	1,014,209
Tata Investment Corp. Ltd.	15,178	440,543
Tata Metaliks Ltd.	6,955	65,761
Tata Motors Ltd., ADR(1)(2)	156,822	4,281,241
Tata Power Co. Ltd.	625,483	1,737,723
Tata Steel Long Products Ltd.	8,116	64,731
Tata Steel Ltd.	4,778,337	6,396,043
Tata Teleservices Maharashtra Ltd.(1)	42,691	53,623
TCI Express Ltd.	4,850	111,326
TeamLease Services Ltd.(1)	2,705	83,245
Tech Mahindra Ltd.	247,567	3,303,747
Tejas Networks Ltd.(1)	8,477	68,765
Texmaco Rail & Engineering Ltd.	136,529	100,303
Thermax Ltd.	21,660	547,183
Thirumalai Chemicals Ltd.	53,644	132,056
Thomas Cook India Ltd.(1)	31,992	30,218
Thyrocare Technologies Ltd.	7,067	54,871
Tide Water Oil Co. India Ltd.	3,215	42,643
Time Technoplast Ltd.	113,339	136,675
Timken India Ltd.	3,048	124,541
Tinplate Co. of India Ltd.	23,219	91,708
Titagarh Wagons Ltd.(1)	69,507	156,185
Titan Co. Ltd.	18,943	621,698
Torrent Pharmaceuticals Ltd.	54,827	1,120,070
Torrent Power Ltd.	95,683	634,692
Transport Corp. of India Ltd.	19,164	163,818
Trent Ltd.	11,770	213,871
Trident Ltd.	506,689	222,826
Triveni Engineering & Industries Ltd.	52,908	192,718
Triveni Turbine Ltd.	90,527	320,659
TTK Prestige Ltd.	4,706	51,490
Tube Investments of India Ltd.	38,876	1,334,148
TV Today Network Ltd.	12,283	37,363
TV18 Broadcast Ltd.(1)	343,357	157,309
TVS Motor Co. Ltd.	12,683	164,092
Uflex Ltd.	36,177	271,053
Ujjivan Financial Services Ltd.(1)	50,472	177,938
Ujjivan Small Finance Bank Ltd.(1)	250,175	88,266
UltraTech Cement Ltd.	34,360	2,994,540
Unichem Laboratories Ltd.	28,262	141,862
United Spirits Ltd.(1)	127,385	1,465,677
UPL Ltd.	111,442	1,085,780
Usha Martin Ltd.	59,005	95,593
UTI Asset Management Co. Ltd.	38,387	370,069
VA Tech Wabag Ltd.(1)	19,467	83,053
Vaibhav Global Ltd.	7,950	33,226
Vakrangee Ltd.	415,142	157,598
Valiant Organics Ltd.	6,994	55,738
Vardhman Textiles Ltd.	65,800	282,647
Varroc Engineering Ltd.(1)	10,358	38,066
Varun Beverages Ltd.	58,057	892,907
Vedanta Ltd.	474,828	1,795,065
Venky's India Ltd.	3,565	81,771

Vesuvius India Ltd.	1,008	21,659
V-Guard Industries Ltd.	1,107	3,449
Vidhi Specialty Food Ingredients Ltd.	7,127	32,420
Vinati Organics Ltd.	4,973	131,634
VIP Industries Ltd.	4,143	36,712
Visaka Industries Ltd.	4,647	25,169
Vishnu Chemicals Ltd.	3,546	70,465
Vodafone Idea Ltd.(1)	1,680,095	170,869
Voltas Ltd.	10,398	105,144
VRL Logistics Ltd.	22,001	150,816
VST Tillers Tractors Ltd.	1,038	30,511
Welspun Corp. Ltd.	413,162	1,285,583
Welspun Enterprises Ltd.	54,312	101,336
Welspun India Ltd.	93,718	94,784
West Coast Paper Mills Ltd.	44,253	330,190
Westlife Foodworld Ltd.(1)	4,792	42,742
Wipro Ltd., ADR	307,684	1,575,342
Wockhardt Ltd.(1)	44,689	131,184
Yes Bank Ltd.(1)	6,928,760	1,464,749
Zee Entertainment Enterprises Ltd.	432,643	1,409,502
Zee Media Corp. Ltd.(1)	136,836	24,919
Zen Technologies Ltd.	3,428	8,223
Zensar Technologies Ltd.	56,416	155,796
		406,094,730
Indonesia — 2.4%
ABM Investama Tbk PT	394,000	92,068
Ace Hardware Indonesia Tbk PT	576,500	18,371
Adaro Energy Indonesia Tbk PT	10,497,100	2,597,732
Adaro Minerals Indonesia Tbk PT(1)	1,601,800	166,793
Adhi Karya Persero Tbk PT(1)	1,970,756	65,271
Adi Sarana Armada Tbk PT(1)	488,400	26,867
AKR Corporindo Tbk PT	12,187,600	1,076,783
Alam Sutera Realty Tbk PT(1)	486,000	5,484
Aneka Gas Industri Tbk PT	536,000	77,496
Aneka Tambang Tbk PT	8,203,900	1,044,804
Astra Agro Lestari Tbk PT	220,200	116,654
Astra International Tbk PT	7,221,300	2,793,913
Bank BTPN Syariah Tbk PT	734,400	149,887
Bank Bukopin Tbk PT(1)	3,742,897	30,700
Bank Central Asia Tbk PT	7,491,700	4,450,658
Bank Jago Tbk PT(1)	151,100	44,366
Bank Mandiri Persero Tbk PT	7,027,600	4,740,548
Bank Negara Indonesia Persero Tbk PT	2,716,600	1,720,940
Bank Pan Indonesia Tbk PT	1,152,900	139,238
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	833,874	72,164
Bank Pembangunan Daerah Jawa Timur Tbk PT	862,000	40,043
Bank Rakyat Indonesia Persero Tbk PT	12,357,818	3,931,180
Bank Syariah Indonesia Tbk PT	155,400	13,239
Bank Tabungan Negara Persero Tbk PT	3,364,700	329,614
Barito Pacific Tbk PT	957,200	48,227
BFI Finance Indonesia Tbk PT	2,683,700	195,495
Buana Lintas Lautan Tbk PT(1)	4,340,500	43,079
Bukit Asam Tbk PT	3,993,800	969,017
Bumi Resources Tbk PT(1)	452,000	5,224
Bumi Serpong Damai Tbk PT(1)	2,881,900	168,339

Charoen Pokphand Indonesia Tbk PT	3,087,700	1,120,721
Ciputra Development Tbk PT	13,806,400	889,061
Delta Dunia Makmur Tbk PT(1)	4,766,600	109,587
Dharma Satya Nusantara Tbk PT	1,939,500	75,574
Elnusa Tbk PT	1,459,800	30,484
Erajaya Swasembada Tbk PT	3,010,100	77,991
Gajah Tunggal Tbk PT(1)	531,100	20,074
Global Mediacom Tbk PT(1)	3,187,200	59,430
Hanson International Tbk PT(1)	1,531,500	4,868
Harum Energy Tbk PT	1,382,500	155,540
Hexindo Adiperkasa Tbk PT	87,800	30,698
Indah Kiat Pulp & Paper Tbk PT	1,989,500	1,271,733
Indika Energy Tbk PT	2,515,500	466,318
Indo Tambangraya Megah Tbk PT	413,400	1,101,052
Indocement Tunggal Prakarsa Tbk PT	397,100	252,139
Indofood CBP Sukses Makmur Tbk PT	236,100	151,579
Indofood Sukses Makmur Tbk PT	985,400	404,634
Indomobil Sukses Internasional Tbk PT	19,800	1,198
Indosat Tbk PT	514,600	195,559
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,569,030	78,356
Integra Indocabinet Tbk PT	481,500	11,831
Jaccs Mitra Pinasthika Mustika Tbk PT	309,400	22,640
Japfa Comfeed Indonesia Tbk PT	3,234,400	274,244
Jasa Marga Persero Tbk PT(1)	1,587,400	314,562
Kalbe Farma Tbk PT	9,720,900	1,283,151
Kino Indonesia Tbk PT	52,400	5,250
Lippo Karawaci Tbk PT(1)	5,989,600	37,024
Matahari Department Store Tbk PT	1,171,600	385,701
Matahari Putra Prima Tbk PT(1)	1,186,000	14,286
Medco Energi Internasional Tbk PT	10,380,820	705,148
Media Nusantara Citra Tbk PT(1)	3,635,900	184,483
Medikaloka Hermina Tbk PT	4,615,600	447,683
Merdeka Copper Gold Tbk PT(1)	2,163,558	575,913
Mitra Adiperkasa Tbk PT(1)	14,914,300	1,378,865
Mitra Keluarga Karyasehat Tbk PT	2,801,000	505,786
MNC Kapital Indonesia Tbk PT(1)	6,385,800	39,922
MNC Studios International Tbk PT(1)	434,500	137,907
MNC Vision Networks Tbk PT(1)	5,403,500	24,781
Pabrik Kertas Tjiwi Kimia Tbk PT	1,965,500	1,047,002
Pacific Strategic Financial Tbk PT(1)	828,800	59,006
Pakuwon Jati Tbk PT	3,204,800	96,652
Panin Financial Tbk PT	8,246,600	248,163
Perusahaan Gas Negara Tbk PT	8,939,800	1,075,934
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,913,200	132,233
PP Persero Tbk PT(1)	1,481,700	84,313
Puradelta Lestari Tbk PT	976,100	10,130
Ramayana Lestari Sentosa Tbk PT	547,700	20,239
Salim Ivomas Pratama Tbk PT	183,800	4,866
Samudera Indonesia Tbk PT	724,600	104,657
Sarana Menara Nusantara Tbk PT	15,489,900	1,116,465
Sawit Sumbermas Sarana Tbk PT	420,800	40,587
Semen Indonesia Persero Tbk PT	2,172,900	1,054,612
Sentul City Tbk PT(1)	1,197,800	3,816
Siloam International Hospitals Tbk PT	9,600	775
Smartfren Telecom Tbk PT(1)	39,123,800	182,626

Sri Rejeki Isman Tbk PT(1)	918,200	8,522
Sumber Alfaria Trijaya Tbk PT	6,698,200	1,320,654
Summarecon Agung Tbk PT	2,844,978	115,467
Surya Citra Media Tbk PT	3,277,000	52,193
Surya Esa Perkasa Tbk PT	3,852,100	262,142
Surya Semesta Internusa Tbk PT(1)	423,900	8,260
Telkom Indonesia Persero Tbk PT, ADR(2)	170,398	4,341,741
Temas Tbk PT	475,200	57,567
Timah Tbk PT	1,423,400	111,415
Tower Bersama Infrastructure Tbk PT	5,493,800	812,254
Transcoal Pacific Tbk PT	87,900	60,917
Tunas Baru Lampung Tbk PT	339,100	15,116
Unilever Indonesia Tbk PT	2,828,200	864,434
United Tractors Tbk PT	1,134,400	2,231,299
Vale Indonesia Tbk PT(1)	565,500	267,895
Waskita Beton Precast Tbk PT(1)	238,300	1,439
Waskita Karya Persero Tbk PT(1)	3,601,745	96,974
Wijaya Karya Persero Tbk PT(1)	2,888,700	171,699
Wintermar Offshore Marine Tbk PT(1)	860,000	18,839
XL Axiata Tbk PT	2,448,200	339,763
		54,460,633
Malaysia — 1.8%
7-Eleven Malaysia Holdings Bhd, Class B	21,600	7,926
Aeon Co. M Bhd	267,700	83,286
AEON Credit Service M Bhd	4,800	13,920
Alliance Bank Malaysia Bhd	1,135,800	991,151
AMMB Holdings Bhd	1,716,300	1,615,605
Ann Joo Resources Bhd	103,300	24,602
Astro Malaysia Holdings Bhd(2)	96,000	15,893
ATA IMS Bhd(1)	11,300	593
Axiata Group Bhd	395,500	290,559
Bank Islam Malaysia Bhd	287,000	165,254
Berjaya Corp. Bhd(1)	1,458,268	82,253
Berjaya Land Bhd(1)	2,900	153
Bermaz Auto Bhd	649,100	286,599
Boustead Holdings Bhd(1)	572,700	80,223
Boustead Plantations Bhd	491,100	73,642
Bumi Armada Bhd(1)	3,430,900	348,572
Bursa Malaysia Bhd	179,900	279,386
Cahya Mata Sarawak Bhd	204,700	48,580
Capital A Bhd(1)	140,600	18,717
Carlsberg Brewery Malaysia Bhd	16,900	86,855
Chin Hin Group Bhd(2)	82,400	61,467
CIMB Group Holdings Bhd	2,580,898	3,375,798
CSC Steel Holdings Bhd	75,000	19,433
CTOS Digital Bhd	109,100	35,076
D&O Green Technologies Bhd	80,000	73,145
Dagang NeXchange Bhd(2)	1,759,400	233,005
Dayang Enterprise Holdings Bhd	221,220	70,026
Dialog Group Bhd	392,200	201,455
DiGi.Com Bhd	789,800	713,067
DRB-Hicom Bhd	107,800	36,507
Dufu Technology Corp. Bhd	13,600	5,336
Duopharma Biotech Bhd	10,630	3,595
Eco World Development Group Bhd	601,900	92,509

Eco World International Bhd(1)	194,300	17,143
Ekovest Bhd(1)	1,008,300	79,618
Evergreen Fibreboard Bhd	239,000	22,167
Formosa Prosonic Industries Bhd	28,500	21,472
Fraser & Neave Holdings Bhd	18,300	86,632
Frontken Corp. Bhd	403,450	286,820
Gamuda Bhd	1,299,773	1,167,615
Genting Bhd	1,069,200	1,070,370
Genting Malaysia Bhd	641,600	387,069
Genting Plantations Bhd	105,000	146,874
Globetronics Technology Bhd	102,800	26,819
Greatech Technology Bhd(1)	94,500	99,446
HAP Seng Consolidated Bhd	65,700	98,234
Hap Seng Plantations Holdings Bhd	58,900	26,345
Hartalega Holdings Bhd(2)	905,600	354,254
Heineken Malaysia Bhd	37,900	213,747
Hengyuan Refining Co. Bhd	190,500	153,537
Hextar Global Bhd	58,320	29,923
Hextar Healthcare Bhd(1)	196,500	17,289
Hiap Teck Venture Bhd	691,900	43,884
Hibiscus Petroleum Bhd	1,440,600	361,097
Hong Leong Bank Bhd	126,100	592,644
Hong Leong Capital Bhd	24,300	34,221
Hong Leong Financial Group Bhd	56,100	234,096
Hong Seng Consolidated Bhd(1)	180,800	9,214
Hup Seng Industries Bhd	9,000	1,458
IHH Healthcare Bhd	254,600	333,051
IJM Corp. Bhd	1,365,600	492,950
Inari Amertron Bhd	905,500	550,203
Innoprise Plantations Bhd	67,500	22,700
IOI Corp. Bhd	464,900	400,722
IOI Properties Group Bhd	130,000	33,030
Jaya Tiasa Holdings Bhd	590,500	85,510
KNM Group Bhd(1)	595,500	7,366
Kossan Rubber Industries Bhd	894,600	224,378
KPJ Healthcare Bhd	353,700	74,864
Kuala Lumpur Kepong Bhd	75,200	353,978
Kumpulan Perangsang Selangor Bhd	6,000	1,048
Leong Hup International Bhd(1)	10,100	1,185
Lotte Chemical Titan Holding Bhd	179,600	65,572
Mah Sing Group Bhd	235,900	28,192
Malakoff Corp. Bhd	157,200	22,152
Malayan Banking Bhd	1,486,410	2,889,131
Malayan Flour Mills Bhd	212,300	38,056
Malaysia Airports Holdings Bhd(1)	178,300	258,586
Malaysia Building Society Bhd	1,018,892	136,922
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	10,900	1,323
Malaysian Bulk Carriers Bhd(1)	163,800	16,143
Malaysian Pacific Industries Bhd	52,000	331,213
Malaysian Resources Corp. Bhd	580,900	42,098
Matrix Concepts Holdings Bhd	116,100	41,376
Maxis Bhd(2)	533,100	462,013
Media Prima Bhd	407,400	40,472
Mega First Corp. Bhd	26,400	19,889
MISC Bhd	534,300	867,805

MNRB Holdings Bhd	10,700	2,121
MR DIY Group M Bhd	78,800	37,344
Muda Holdings Bhd	27,400	11,114
My EG Services Bhd	767,817	153,995
Nestle Malaysia Bhd	20,100	628,088
OSK Holdings Bhd	20,000	4,165
Padini Holdings Bhd	3,200	2,478
Pantech Group Holdings Bhd	203,100	33,022
PESTECH International Bhd	186,625	12,891
Petron Malaysia Refining & Marketing Bhd	26,800	26,275
Petronas Chemicals Group Bhd	841,400	1,621,428
Petronas Dagangan Bhd	41,400	221,859
Petronas Gas Bhd	238,100	900,597
Pos Malaysia Bhd(1)	5,700	764
Power Root Bhd	5,800	3,017
PPB Group Bhd	161,300	625,213
Press Metal Aluminium Holdings Bhd	357,800	393,127
Public Bank Bhd	3,426,300	3,474,847
QL Resources Bhd	248,700	311,348
Ranhill Utilities Bhd(1)	299	28
RHB Bank Bhd	924,546	1,171,163
Sam Engineering & Equipment M Bhd	50,800	61,357
Sarawak Oil Palms Bhd	168,750	97,008
Sarawak Plantation Bhd	45,200	23,024
Scientex Bhd	194,100	147,144
SEG International Bhd	12,300	1,726
Shin Yang Shipping Corp. Bhd(1)	193,600	33,190
Sime Darby Bhd	1,383,700	671,245
Sime Darby Plantation Bhd	713,857	684,731
Sime Darby Property Bhd	367,700	40,286
SKP Resources Bhd	118,000	45,661
SP Setia Bhd Group	595,200	93,776
Sports Toto Bhd	61,817	23,093
Sunway Bhd	502,448	190,549
Sunway Construction Group Bhd	55,900	18,679
Supermax Corp. Bhd	1,700,722	342,106
Syarikat Takaful Malaysia Keluarga Bhd	79,874	64,033
Ta Ann Holdings Bhd	165,600	146,845
TASCO Bhd	91,000	18,731
TDM Bhd	278,600	11,270
Telekom Malaysia Bhd	318,700	402,840
Tenaga Nasional Bhd(2)	801,600	1,700,202
Thong Guan Industries Bhd	44,400	25,106
TIME dotCom Bhd	525,400	577,464
Tiong NAM Logistics Holdings(1)	95,600	14,462
Top Glove Corp. Bhd	2,797,100	550,612
Tropicana Corp. Bhd(1)	20,482	6,340
TSH Resources Bhd	488,400	132,171
Uchi Technologies Bhd	42,900	32,513
UEM Sunrise Bhd(1)	792,400	50,230
UMW Holdings Bhd	36,100	26,486
Unisem M Bhd	234,800	144,879
United Plantations Bhd	72,200	236,297
UOA Development Bhd	1,700	615
UWC Bhd	43,100	40,714

Velesto Energy Bhd(1)	5,120,100	168,826
ViTrox Corp. Bhd	6,000	9,933
VS Industry Bhd(2)	949,200	195,360
Wah Seong Corp. Bhd(1)	136,000	19,912
Westports Holdings Bhd	222,600	171,747
Yinson Holdings Bhd	1,208,400	640,845
YTL Corp. Bhd	775,813	100,708
		40,455,704
Mexico — 2.8%
Alfa SAB de CV, Class A	2,886,519	2,019,696
Alpek SAB de CV	35,137	49,571
Alsea SAB de CV(1)	636,316	1,279,624
America Movil SAB de CV, Class L, ADR(2)	384,411	7,480,638
Arca Continental SAB de CV	141,071	1,174,251
Banco del Bajio SA	879,846	2,858,793
Becle SAB de CV(2)	38,227	86,147
Bolsa Mexicana de Valores SAB de CV	117,102	231,181
Cemex SAB de CV, ADR(1)	123,128	562,695
Coca-Cola Femsa SAB de CV	258,216	1,764,712
Consorcio ARA SAB de CV	34,198	5,583
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	72,256	721,115
Corp. Inmobiliaria Vesta SAB de CV	522,589	1,167,117
El Puerto de Liverpool SAB de CV, Class C1(2)	7,605	44,178
Fomento Economico Mexicano SAB de CV, ADR	45,670	3,647,663
GCC SAB de CV	54,498	389,881
Genomma Lab Internacional SAB de CV, Class B	841,996	678,607
Gentera SAB de CV	1,621,840	1,721,534
Gruma SAB de CV, B Shares	169,262	2,095,466
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	33,341	2,317,866
Grupo Aeroportuario del Pacifico SAB de CV, ADR	16,464	2,676,223
Grupo Aeroportuario del Sureste SAB de CV, ADR	6,103	1,509,211
Grupo Bimbo SAB de CV, Series A	343,089	1,455,826
Grupo Carso SAB de CV, Series A1	86,788	378,252
Grupo Comercial Chedraui SA de CV	258,968	1,119,278
Grupo Financiero Banorte SAB de CV, Class O	1,003,069	8,050,442
Grupo Financiero Inbursa SAB de CV, Class O(1)	924,413	1,743,036
Grupo GICSA SAB de CV(1)(2)	21,090	2,186
Grupo Industrial Saltillo SAB de CV	26,514	43,700
Grupo Mexico SAB de CV, Series B	913,197	3,715,454
Grupo Rotoplas SAB de CV(1)	4,698	8,113
Grupo Televisa SAB, ADR	345,740	1,887,740
Grupo Traxion SAB de CV(1)(2)	124,800	180,402
Hoteles City Express SAB de CV(1)	9,494	3,356
Industrias Penoles SAB de CV(1)	115,294	1,536,457
Kimberly-Clark de Mexico SAB de CV, A Shares(2)	333,906	568,163
La Comer SAB de CV(2)	170,365	318,055
Megacable Holdings SAB de CV	358,749	911,097
Nemak SAB de CV(1)	1,677,892	503,524
Operadora de Sites Mexicanos SA de CV	96,952	107,635
Orbia Advance Corp. SAB de CV	556,308	1,089,895
Promotora y Operadora de Infraestructura SAB de CV	72,318	641,169
Qualitas Controladora SAB de CV	167,896	706,862
Regional SAB de CV	207,400	1,514,276
Sitios Latinoamerica SAB de CV(1)(2)	537,894	239,758

Wal-Mart de Mexico SAB de CV	709,356	2,803,379
		64,009,807
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	266,256	2,172,649
Credicorp Ltd.	17,521	2,690,349
Intercorp Financial Services, Inc.	26,506	652,048
Southern Copper Corp.	21,948	1,339,267
		6,854,313
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	1,029,460	1,096,895
Aboitiz Power Corp.	60,500	36,876
ACEN Corp.	835,520	105,448
Alliance Global Group, Inc.	1,108,600	192,001
Ayala Corp.	76,130	945,294
Ayala Land, Inc.	1,417,900	801,876
Ayalaland Logistics Holdings Corp.(1)	28,000	1,580
Bank of the Philippine Islands	651,510	1,224,079
BDO Unibank, Inc.	684,150	1,583,477
Cebu Air, Inc.(1)	19,350	13,167
Century Pacific Food, Inc.	256,200	114,625
Converge Information and Communications Technology Solutions, Inc.(1)	800,800	220,557
Cosco Capital, Inc.	227,200	16,092
DITO CME Holdings Corp.(1)	425,200	23,129
DMCI Holdings, Inc.	5,834,000	993,272
East West Banking Corp.	65,600	7,776
Filinvest Land, Inc.	519,000	8,285
Ginebra San Miguel, Inc.	7,600	14,320
Global Ferronickel Holdings, Inc.	757,000	31,861
Globe Telecom, Inc.	16,489	673,002
GT Capital Holdings, Inc.	46,930	365,742
International Container Terminal Services, Inc.	309,530	1,126,999
JG Summit Holdings, Inc.	922,854	809,937
Jollibee Foods Corp.	223,930	973,782
LT Group, Inc.	183,600	30,666
Manila Electric Co.	54,960	272,547
Manila Water Co., Inc.	265,100	101,729
Max's Group, Inc.(1)	15,000	1,308
Megaworld Corp.	3,128,800	124,495
Metro Pacific Investments Corp.	8,228,000	504,147
Metropolitan Bank & Trust Co.	1,567,050	1,596,798
Monde Nissin Corp.	947,500	212,189
Nickel Asia Corp.	1,572,800	155,161
Petron Corp.(1)	137,700	6,036
Pilipinas Shell Petroleum Corp.	7,000	2,129
PLDT, Inc., ADR(2)	34,960	1,043,206
Puregold Price Club, Inc.	519,900	327,721
Robinsons Land Corp.	742,200	211,714
Robinsons Retail Holdings, Inc.	128,010	132,956
Security Bank Corp.	525,890	897,086
Semirara Mining & Power Corp.	782,800	465,975
SM Investments Corp.	42,975	717,679
SM Prime Holdings, Inc.	1,427,400	925,313
Universal Robina Corp.	346,940	817,365
Vista Land & Lifescapes, Inc.	266,100	6,589

Wilcon Depot, Inc.	279,300	159,358
		20,092,239
Poland — 0.8%
Alior Bank SA(1)	103,835	853,850
Allegro.eu SA(1)	44,108	225,572
AmRest Holdings SE(1)	9,743	43,649
Asseco Poland SA	7,498	123,007
Bank Handlowy w Warszawie SA	1,500	24,847
Bank Millennium SA(1)	269,763	285,637
Bank Polska Kasa Opieki SA	67,226	1,285,910
Budimex SA	1,528	93,477
CCC SA(1)	276	2,356
CD Projekt SA(2)	35,812	1,067,096
Ciech SA(1)	8,081	74,199
Cyfrowy Polsat SA	30,113	126,256
Dino Polska SA(1)	19,785	1,626,099
Enea SA(1)	100,035	130,244
Eurocash SA(1)	19,678	60,076
Famur SA(1)	28,812	22,145
Grupa Azoty SA(1)	23,546	191,434
Jastrzebska Spolka Weglowa SA(1)	88,660	1,221,951
KGHM Polska Miedz SA	49,482	1,309,869
KRUK SA	13,345	893,506
LPP SA	659	1,428,510
Lubelski Wegiel Bogdanka SA	857	8,282
mBank SA(1)	5,811	417,197
Orange Polska SA	737,347	1,052,344
PGE Polska Grupa Energetyczna SA(1)	120,708	176,461
Polski Koncern Naftowy ORLEN SA	220,144	3,240,343
Powszechna Kasa Oszczednosci Bank Polski SA	131,825	850,690
Powszechny Zaklad Ubezpieczen SA	147,514	1,056,008
Santander Bank Polska SA	7,122	443,813
Tauron Polska Energia SA(1)	454,427	209,217
TEN Square Games SA	1,102	33,773
Warsaw Stock Exchange	5,163	41,067
XTB SA	22,026	145,716
		18,764,601
Russia(3)
Gazprom PJSC	1,738,516	3
Gazprom PJSC, ADR(1)	13,735	2
Globaltrans Investment PLC, GDR(1)	112,592	11
LUKOIL PJSC	69,112	—
LUKOIL PJSC, ADR	2,950	—
Magnit PJSC	9,702	—
Magnit PJSC, GDR(1)	3	—
Mechel PJSC(1)	22,684	—
MMC Norilsk Nickel PJSC	7,492	—
MMC Norilsk Nickel PJSC, ADR	6	—
Mobile TeleSystems PJSC, ADR(1)	58,032	6
Novatek PJSC, GDR	38,550	—
Novolipetsk Steel PJSC(1)	405,900	1
PhosAgro PJSC(1)	275	—
PhosAgro PJSC LI, GDR	2	—
PhosAgro PJSC RX	14,221	—
Ros Agro PLC, GDR(1)	2,060	—

Rosneft Oil Co. PJSC	192,337	—
Severstal PAO, GDR(1)	53,821	6
Tatneft PJSC	223,476	—
VTB Bank PJSC(1)	1,439,642,000	2,359
X5 Retail Group NV, GDR	13,628	1
		2,389
South Africa — 4.5%
Absa Group Ltd.	393,479	4,718,293
Adcock Ingram Holdings Ltd.	1,014	3,059
Advtech Ltd.	35,578	38,303
AECI Ltd.	73,859	395,017
African Rainbow Minerals Ltd.	95,421	1,652,524
Afrimat Ltd.	9,681	26,692
Alexander Forbes Group Holdings Ltd.	85,796	24,305
Anglo American Platinum Ltd.	12,284	1,241,600
AngloGold Ashanti Ltd., ADR	175,114	3,209,840
ArcelorMittal South Africa Ltd.(1)	60,938	16,072
Aspen Pharmacare Holdings Ltd.	179,800	1,492,057
Astral Foods Ltd.	29,039	283,664
AVI Ltd.	237,391	1,018,520
Barloworld Ltd.	229,676	1,392,319
Bid Corp. Ltd.	62,527	1,211,499
Bidvest Group Ltd.	104,050	1,399,294
Brait PLC(1)(2)	36,591	9,076
Capitec Bank Holdings Ltd.	14,819	1,759,387
Cashbuild Ltd.(2)	1,658	18,792
City Lodge Hotels Ltd.(1)	91,493	26,295
Clicks Group Ltd.	66,346	1,141,380
Coronation Fund Managers Ltd.	114,795	232,630
DataTec Ltd.(2)	25,021	45,227
Dis-Chem Pharmacies Ltd.	72,041	127,756
Discovery Ltd.(1)	157,988	1,162,615
Distell Group Holdings Ltd.(1)	12,494	126,474
DRDGOLD Ltd.	84,738	54,179
Exxaro Resources Ltd.	111,838	1,462,850
Famous Brands Ltd.	3,093	10,693
FirstRand Ltd.	986,441	3,833,777
Foschini Group Ltd.	248,376	1,514,212
Gold Fields Ltd., ADR	339,268	3,782,838
Grindrod Ltd.	281,269	181,943
Grindrod Shipping Holdings Ltd.(2)	17,548	364,100
Harmony Gold Mining Co. Ltd., ADR	478,411	1,679,223
Impala Platinum Holdings Ltd.	365,885	4,446,813
Investec Ltd.	100,089	604,105
Kaap Agri Ltd.	1,532	3,871
KAP Industrial Holdings Ltd.	1,400,207	363,880
Kumba Iron Ore Ltd.	25,212	712,269
Life Healthcare Group Holdings Ltd.	434,557	445,756
Metair Investments Ltd.	41,971	67,194
MiX Telematics Ltd., ADR(2)	5,715	44,691
Momentum Metropolitan Holdings	1,531,368	1,615,036
Motus Holdings Ltd.	119,419	815,183
Mr Price Group Ltd.	125,635	1,227,930
MTN Group Ltd.	494,179	4,049,625
MultiChoice Group	180,611	1,251,682

Murray & Roberts Holdings Ltd.(1)	20,297	5,905
Nampak Ltd.(1)	136,616	15,406
Naspers Ltd., N Shares	27,873	4,271,930
Nedbank Group Ltd.	231,566	3,060,912
NEPI Rockcastle NV	304,859	1,803,185
Netcare Ltd.	683,573	591,479
Ninety One Ltd.	76,404	178,445
Northam Platinum Holdings Ltd.(1)	223,123	2,575,366
Oceana Group Ltd.(2)	2,532	8,843
Old Mutual Ltd.	3,381,790	2,172,373
Omnia Holdings Ltd.	244,194	994,362
Pick n Pay Stores Ltd.(2)	222,973	809,936
PPC Ltd.(1)(2)	754,515	115,059
PSG Konsult Ltd.	120,987	83,262
Rand Merchant Investment Holdings Ltd.	173,970	290,341
Raubex Group Ltd.	14,747	23,759
Reinet Investments SCA	102,236	1,824,919
Remgro Ltd.	236,596	1,950,816
Reunert Ltd.	43,189	119,733
RFG Holdings Ltd.	19,543	13,330
RMB Holdings Ltd.	124,786	4,419
Royal Bafokeng Platinum Ltd.	135,877	1,296,287
Sanlam Ltd.	381,477	1,252,597
Santam Ltd.	9,542	145,158
Sappi Ltd.(1)(2)	700,779	1,992,916
Sasol Ltd., ADR(2)	206,807	3,621,191
Shoprite Holdings Ltd.	161,005	2,369,925
Sibanye Stillwater Ltd., ADR(2)	373,017	4,181,521
SPAR Group Ltd.(2)	128,175	992,107
Standard Bank Group Ltd.	334,220	3,517,325
Steinhoff International Holdings NV(1)	540,745	52,873
Super Group Ltd.	69,845	107,494
Telkom SA SOC Ltd.(1)(2)	465,826	940,244
Thungela Resources Ltd.	206,927	3,777,087
Tiger Brands Ltd.(2)	91,860	1,036,201
Transaction Capital Ltd.	21,709	48,197
Truworths International Ltd.	337,901	1,119,447
Tsogo Sun Gaming Ltd.(2)	11,283	8,314
Vodacom Group Ltd.(2)	154,260	1,123,460
Wilson Bayly Holmes-Ovcon Ltd.(1)	9,429	52,163
Woolworths Holdings Ltd.	270,586	1,030,375
Zeder Investments Ltd.	120,266	12,352
		100,895,554
South Korea — 13.4%
ABLBio, Inc.(1)	19,574	367,388
Able C&C Co. Ltd.(1)	610	2,371
Advanced Process Systems Corp.	4,807	71,045
Aekyung Industrial Co. Ltd.	63	798
AfreecaTV Co. Ltd.	1,874	125,387
Ahnlab, Inc.	1,317	68,999
Alteogen, Inc.(1)	3,978	113,135
Amorepacific Corp.	5,520	555,713
AMOREPACIFIC Group	7,615	185,103
Ananti, Inc.(1)	42,423	207,397
APTC Co. Ltd.	1,177	11,856

Asiana Airlines, Inc.(1)	22,930	223,576
BGF Co. Ltd.	12,496	41,767
BGF retail Co. Ltd.	3,887	610,016
BH Co. Ltd.	25,319	511,678
Binex Co. Ltd.(1)	11,370	96,771
Binggrae Co. Ltd.	3,060	91,854
Bioneer Corp.(1)	7,543	194,031
BNK Financial Group, Inc.	298,021	1,688,789
Boditech Med, Inc.	3,086	23,944
Boryung	4,172	34,085
Bukwang Pharmaceutical Co. Ltd.	14,110	87,307
Byucksan Corp.	12,984	22,012
Caregen Co. Ltd.	1,242	105,487
Celltrion Healthcare Co. Ltd.	13,456	675,419
Celltrion Pharm, Inc.(1)	2,749	141,071
Celltrion, Inc.	19,146	2,595,523
Chabiotech Co. Ltd.(1)	19,986	212,734
Cheil Worldwide, Inc.	17,836	330,818
Chong Kun Dang Pharmaceutical Corp.	3,040	194,579
Chongkundang Holdings Corp.	112	4,701
Chunbo Co. Ltd.	124	23,191
CJ CGV Co. Ltd.(1)	5,494	74,447
CJ CheilJedang Corp.	3,698	1,115,392
CJ Corp.	6,881	404,373
CJ ENM Co. Ltd.	7,159	462,199
CJ Logistics Corp.(1)	8,915	604,855
Classys, Inc.	13,725	195,552
CMG Pharmaceutical Co. Ltd.(1)	9,916	15,979
Com2uSCorp	1,515	72,799
Cosmax, Inc.	8,323	389,800
CosmoAM&T Co. Ltd.(1)	2,440	119,560
Coway Co. Ltd.	28,368	1,248,952
COWELL FASHION Co. Ltd.	21,346	85,207
CrystalGenomics, Inc.(1)	11,842	33,015
CS Wind Corp.	7,100	418,329
Cuckoo Holdings Co. Ltd.	2,944	36,325
Cuckoo Homesys Co. Ltd.	4,724	116,228
Dae Han Flour Mills Co. Ltd.	490	51,800
Daeduck Electronics Co. Ltd.	45,316	816,165
Daesang Corp.	14,642	238,172
Daesung Holdings Co. Ltd.	377	32,334
Daewon Pharmaceutical Co. Ltd.	2,047	27,880
Daewoo Engineering & Construction Co. Ltd.(1)	134,926	529,902
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	7,499	110,457
Daewoong Co. Ltd.	2,717	42,313
Daewoong Pharmaceutical Co. Ltd.	1,900	214,903
Daishin Securities Co. Ltd.	21,905	246,193
Daol Investment & Securities Co. Ltd.	46,611	116,611
Daou Data Corp.	10,233	220,292
Daou Technology, Inc.	16,706	266,082
DB Financial Investment Co. Ltd.	13,706	47,849
DB HiTek Co. Ltd.	19,341	670,938
DB Insurance Co. Ltd.	43,393	2,062,542
Dentium Co. Ltd.	4,690	318,049
DGB Financial Group, Inc.	195,400	1,183,929

DI Dong Il Corp.	2,393	29,840
DIO Corp.(1)	879	13,051
DL E&C Co. Ltd.	24,994	807,219
DL Holdings Co. Ltd.	19,095	1,008,902
Dong-A Socio Holdings Co. Ltd.	783	60,823
Dong-A ST Co. Ltd.	975	45,187
Dongjin Semichem Co. Ltd.	16,489	421,992
DongKook Pharmaceutical Co. Ltd.	9,094	111,021
Dongkuk Steel Mill Co. Ltd.	50,894	541,782
Dongsuh Cos., Inc.	5,808	95,059
Dongwha Enterprise Co. Ltd.(1)	2,063	104,174
Dongwha Pharm Co. Ltd.	4,407	30,426
Dongwon Development Co. Ltd.	10,306	28,305
Dongwon F&B Co. Ltd.	482	50,829
Dongwon Industries Co. Ltd.	2,525	90,510
Dongwon Systems Corp.	602	23,441
Doosan Bobcat, Inc.	10,159	278,072
Doosan Co. Ltd.	327	24,654
Doosan Enerbility Co. Ltd.(1)	39,194	507,865
Doosan Fuel Cell Co. Ltd.(1)	4,525	117,806
Doosan Tesna, Inc.	12,170	289,017
DoubleUGames Co. Ltd.	5,161	192,631
Douzone Bizon Co. Ltd.	9,442	260,961
Dreamtech Co. Ltd.	15,774	117,740
Duk San Neolux Co. Ltd.(1)	4,224	127,160
Easy Bio, Inc.	465	1,606
Easy Holdings Co. Ltd.	1	2
Echo Marketing, Inc.	2,946	31,174
Ecopro BM Co. Ltd.	5,237	464,046
Ecopro Co. Ltd.	2,359	256,962
Ecopro HN Co. Ltd.	984	40,423
E-MART, Inc.	7,772	549,761
ENF Technology Co. Ltd.	2,415	43,330
Eo Technics Co. Ltd.	907	49,361
Eugene Corp.	22,122	63,466
Eugene Investment & Securities Co. Ltd.	25,011	53,240
Eugene Technology Co. Ltd.	2,922	57,914
F&F Co. Ltd. / New	4,805	560,955
Fila Holdings Corp.	44,461	1,131,893
Foosung Co. Ltd.	20,572	211,886
Genexine, Inc.(1)	1,193	19,120
GOLFZON Co. Ltd.	2,207	186,972
Gradiant Corp.	2,065	22,543
Grand Korea Leisure Co. Ltd.(1)	3,996	51,973
Green Cross Corp.	1,306	129,409
Green Cross Holdings Corp.	2,440	32,462
GS Engineering & Construction Corp.	39,009	705,518
GS Holdings Corp.	37,503	1,393,949
GS Retail Co. Ltd.	49,086	1,119,737
HAESUNG DS Co. Ltd.	7,830	256,792
Hana Financial Group, Inc.	199,417	6,820,469
Hana Materials, Inc.	3,691	101,063
Hana Micron, Inc.(1)	23,684	199,976
Handsome Co. Ltd.	10,538	209,311
Hanil Cement Co. Ltd.	4,810	45,632

Hanjin Kal Corp.(1)	674	20,996
Hanjin Transportation Co. Ltd.	3,382	52,961
Hankook Shell Oil Co. Ltd.	114	21,751
Hankook Tire & Technology Co. Ltd.	27,046	706,360
Hanmi Pharm Co. Ltd.	3,399	679,587
Hanmi Semiconductor Co. Ltd.	25,156	263,128
Hanon Systems	40,772	272,862
Hansae Co. Ltd.	9,679	118,535
Hansol Chemical Co. Ltd.	2,881	469,048
Hansol Paper Co. Ltd.	4,250	45,465
Hansol Technics Co. Ltd.(1)	26,009	112,608
Hanssem Co. Ltd.	4,087	147,097
Hanwha Aerospace Co. Ltd.	33,824	1,876,376
Hanwha Corp.	31,349	700,196
Hanwha Corp., Preference Shares	1,663	19,283
Hanwha General Insurance Co. Ltd.(1)	2,720	8,808
Hanwha Investment & Securities Co. Ltd.	70,189	143,386
Hanwha Life Insurance Co. Ltd.(1)	396,623	766,377
Hanwha Solutions Corp.(1)	49,712	1,967,702
Hanwha Systems Co. Ltd.	19,233	169,667
Harim Holdings Co. Ltd.	45,096	265,216
HD Hyundai Co. Ltd.	49,380	2,441,591
HDC Holdings Co. Ltd.	3,073	13,480
HDC Hyundai Development Co-Engineering & Construction, E Shares	16,660	141,682
Helixmith Co. Ltd.(1)	5,398	54,680
Hite Jinro Co. Ltd.	16,237	325,302
HJ Shipbuilding & Construction Co. Ltd.(1)	15,718	52,944
HL Holdings Corp.	3,576	91,099
HL Mando Co. Ltd.	21,393	793,328
HLB, Inc.(1)	10,963	276,042
HMM Co. Ltd.	162,375	2,798,386
Hotel Shilla Co. Ltd.	20,417	1,147,353
HS Industries Co. Ltd.	11,046	34,170
Hugel, Inc.(1)	2,831	249,119
Humax Co. Ltd.(1)	14,003	42,609
Humedix Co. Ltd.	4,107	69,950
Huons Co. Ltd.	1,038	24,002
Huons Global Co. Ltd.	1,022	14,927
Hwaseung Enterprise Co. Ltd.	1,558	11,244
HYBE Co. Ltd.(1)	763	84,607
Hyosung Advanced Materials Corp.	2,148	653,375
Hyosung Chemical Corp.(1)	1,063	102,804
Hyosung Corp.	1,919	112,224
Hyosung Heavy Industries Corp.(1)	3,167	206,449
Hyosung TNC Corp.	2,620	720,062
Hyundai Autoever Corp.	926	79,575
Hyundai Construction Equipment Co. Ltd.	4,697	216,794
HYUNDAI Corp.	3,168	44,087
Hyundai Department Store Co. Ltd.	7,582	350,247
Hyundai Doosan Infracore Co. Ltd.(1)	135,311	865,049
Hyundai Electric & Energy System Co. Ltd.(1)	21,442	694,353
Hyundai Elevator Co. Ltd.	9,493	217,109
Hyundai Engineering & Construction Co. Ltd.	56,973	1,800,883
Hyundai Glovis Co. Ltd.	13,003	1,763,973
Hyundai Greenfood Co. Ltd.	20,449	110,290

Hyundai Heavy Industries Co. Ltd.(1)	4,332	396,818
Hyundai Home Shopping Network Corp.	2,978	112,950
Hyundai Marine & Fire Insurance Co. Ltd.	74,987	1,729,706
Hyundai Mipo Dockyard Co. Ltd.(1)	15,175	1,010,547
Hyundai Mobis Co. Ltd.	17,578	2,877,141
Hyundai Motor Co.	70,538	9,189,744
Hyundai Rotem Co. Ltd.(1)	41,804	1,023,705
Hyundai Steel Co.	70,804	1,852,575
Hyundai Wia Corp.	9,264	427,982
ICD Co. Ltd.	6,931	48,553
Il Dong Pharmaceutical Co. Ltd.(1)	137	4,039
Iljin Materials Co. Ltd.	2,128	102,054
Ilyang Pharmaceutical Co. Ltd.	8,045	107,732
iMarketKorea, Inc.	10,401	81,877
Industrial Bank of Korea	199,646	1,708,902
Innocean Worldwide, Inc.	4,112	136,856
Innox Advanced Materials Co. Ltd.	5,202	116,953
Insun ENT Co. Ltd.(1)	15,244	110,079
Interflex Co. Ltd.(1)	344	2,941
INTOPS Co. Ltd.	16,014	370,273
iNtRON Biotechnology, Inc.(1)	11,031	74,060
IS Dongseo Co. Ltd.	9,892	260,120
i-SENS, Inc.	1,013	25,531
JB Financial Group Co. Ltd.	137,966	887,534
Jin Air Co. Ltd.(1)	4,959	52,736
Jusung Engineering Co. Ltd.	21,793	213,803
JW Holdings Corp.	1	2
JW Pharmaceutical Corp.	9,269	139,913
JYP Entertainment Corp.	6,736	314,829
Kakao Corp.	22,306	978,707
Kakao Games Corp.(1)	2,446	82,890
KakaoBank Corp.(1)	12,787	248,079
Kangwon Land, Inc.(1)	21,746	417,895
KB Financial Group, Inc., ADR(2)	176,741	6,965,363
KC Co. Ltd.	5,885	82,190
KC Tech Co. Ltd.	6,554	83,552
KCC Corp.	1,509	277,708
KCC Glass Corp.	8,405	264,135
KEPCO Engineering & Construction Co., Inc.	3,150	147,219
KEPCO Plant Service & Engineering Co. Ltd.	10,471	276,695
KG DONGBUSTEEL	6,342	44,217
Kginicis Co. Ltd.	19,665	193,662
KH Vatec Co. Ltd.	9,846	113,864
Kia Corp.	123,201	6,488,245
KISCO Corp.	15,701	80,493
KISWIRE Ltd.	1,961	35,938
KIWOOM Securities Co. Ltd.	17,435	1,236,918
KMW Co. Ltd.(1)	675	14,282
Koentec Co. Ltd.	3,932	24,035
Koh Young Technology, Inc.	7,227	79,538
Kolmar BNH Co. Ltd.	6,109	112,695
Kolmar Korea Holdings Co. Ltd.	1,580	18,703
Kolon Corp.	1,460	27,742
Kolon Industries, Inc.	7,471	264,517
KoMiCo Ltd.	5,738	209,507

KONA I Co. Ltd.(1)	3,110	41,559
Korea Aerospace Industries Ltd.	30,242	1,123,108
Korea Circuit Co. Ltd.(1)	10,726	120,316
Korea District Heating Corp.	758	16,179
Korea Electric Power Corp., ADR(1)(2)	154,886	1,251,479
Korea Electric Terminal Co. Ltd.	2,213	98,110
Korea Gas Corp.	4,476	119,459
Korea Investment Holdings Co. Ltd.	34,100	1,515,807
Korea Line Corp.(1)	176,690	294,230
Korea Petrochemical Ind Co. Ltd.	2,399	299,250
Korea Real Estate Investment & Trust Co. Ltd.	68,819	73,477
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	18,104	1,089,935
Korea United Pharm, Inc.	5,778	102,102
Korea Zinc Co. Ltd.	1,882	909,851
Korean Air Lines Co. Ltd.(1)	108,815	2,134,836
Korean Reinsurance Co.	61,021	390,774
Krafton, Inc.(1)	1,161	204,345
KT Skylife Co. Ltd.	12,012	78,786
Kumho Petrochemical Co. Ltd.	18,036	2,074,653
Kumho Tire Co., Inc.(1)	35,690	82,296
KUMHOE&C Co. Ltd.	253	1,575
Kyung Dong Navien Co. Ltd.	2,730	76,664
L&F Co. Ltd.(1)	2,247	387,463
LB Semicon, Inc.	21,320	131,189
LEENO Industrial, Inc.	2,858	379,132
LF Corp.	10,203	125,597
LG Chem Ltd.	11,333	6,469,234
LG Corp.	34,353	2,215,442
LG Display Co. Ltd., ADR(2)	320,144	1,812,015
LG Electronics, Inc.	39,925	3,012,724
LG Energy Solution Ltd.(1)	1,253	566,816
LG H&H Co. Ltd.	2,774	1,399,869
LG HelloVision Co. Ltd.	6,071	23,951
LG Innotek Co. Ltd.	8,975	2,163,851
LG Uplus Corp.	151,442	1,399,969
LIG Nex1 Co. Ltd.	10,374	733,291
Lock&Lock Co. Ltd.	3,706	18,559
Lotte Chemical Corp.	7,640	1,078,554
Lotte Chilsung Beverage Co. Ltd.	3,980	478,234
Lotte Confectionery Co. Ltd.	2,167	213,160
Lotte Corp.	1,759	44,200
Lotte Data Communication Co.	2,619	46,714
LOTTE Fine Chemical Co. Ltd.	14,462	692,715
LOTTE Himart Co. Ltd.	1,460	14,988
Lotte Rental Co. Ltd.	16,175	360,310
Lotte Shopping Co. Ltd.	8,259	536,786
LS Corp.	6,678	386,230
LS Electric Co. Ltd.	5,011	222,177
Lutronic Corp.	15,502	236,693
LVMC Holdings(1)	7,813	17,805
LX Hausys Ltd.	4,181	114,918
LX Holdings Corp.(1)	27,968	201,242
LX INTERNATIONAL Corp.	38,209	1,203,989
LX Semicon Co. Ltd.	8,077	551,119
Maeil Dairies Co. Ltd.	2,084	78,787

Mcnex Co. Ltd.	379	8,649
Medytox, Inc.	1,550	142,201
MegaStudyEdu Co. Ltd.	6,246	373,931
Meritz Financial Group, Inc.	23,996	699,131
Meritz Fire & Marine Insurance Co. Ltd.	49,139	1,736,732
Meritz Securities Co. Ltd.	166,006	746,724
Mirae Asset Life Insurance Co. Ltd.	22,028	47,408
Mirae Asset Securities Co. Ltd.	237,889	1,214,120
Miwon Commercial Co. Ltd.	112	14,616
Namhae Chemical Corp.	7,314	51,142
Namsun Aluminum Co. Ltd.(1)	7,959	15,579
NAVER Corp.	10,318	1,499,862
NCSoft Corp.	4,307	1,560,238
Neowiz(1)	6,466	202,044
NEPES Corp.(1)	5,225	78,186
Netmarble Corp.	1,805	67,878
Nexen Tire Corp.	21,328	114,431
NEXTIN, Inc.	1,041	44,077
NH Investment & Securities Co. Ltd.	166,589	1,229,511
NHN Corp.(1)	3,656	69,368
NHN KCP Corp.(1)	4,752	51,256
NICE Holdings Co. Ltd.	8,854	84,675
NICE Information Service Co. Ltd.	11,821	116,198
NongShim Co. Ltd.	1,225	307,175
OCI Co. Ltd.	7,614	560,166
OptoElectronics Solutions Co. Ltd.	901	11,440
Orion Corp./Republic of Korea	11,504	1,033,031
Orion Holdings Corp.	8,594	100,444
Oscotec, Inc.(1)	202	3,126
Osstem Implant Co. Ltd.	3,438	293,961
Ottogi Corp.	650	220,468
Pan Ocean Co. Ltd.	239,399	995,896
Paradise Co. Ltd.(1)	17,496	231,675
Park Systems Corp.	1,564	141,464
Partron Co. Ltd.	47,209	319,269
Pearl Abyss Corp.(1)	3,308	111,416
People & Technology, Inc.	7,321	283,256
PharmaResearch Co. Ltd.	2,589	133,788
PI Advanced Materials Co. Ltd.	7,730	191,347
Poongsan Corp.	11,804	274,632
POSCO Chemical Co. Ltd.	1,482	250,322
POSCO Holdings, Inc., ADR	142,379	8,124,146
Posco ICT Co. Ltd.	33,491	180,650
Posco International Corp.	20,851	384,174
PSK, Inc.	14,714	204,340
Pulmuone Co. Ltd.	3,081	26,077
S&S Tech Corp.	5,401	116,658
S-1 Corp.	4,672	228,517
SAM KANG M&T Co. Ltd.(1)	12,018	213,948
Sam Young Electronics Co. Ltd.	3,086	22,789
Samjin Pharmaceutical Co. Ltd.	1,819	36,191
Samsung Biologics Co. Ltd.(1)	2,816	1,915,269
Samsung C&T Corp.	21,617	2,027,842
Samsung Card Co. Ltd.	2,438	60,048
Samsung Electro-Mechanics Co. Ltd.	27,085	2,964,935

Samsung Electronics Co. Ltd., GDR	49,426	58,710,895
Samsung Engineering Co. Ltd.(1)	119,385	2,257,107
Samsung Fire & Marine Insurance Co. Ltd.	27,167	4,264,158
Samsung Heavy Industries Co. Ltd.(1)	303,186	1,212,971
Samsung Life Insurance Co. Ltd.	32,536	1,826,508
Samsung SDI Co. Ltd.	12,875	7,268,297
Samsung SDS Co. Ltd.	9,341	912,729
Samsung Securities Co. Ltd.	43,355	1,173,282
Samwha Capacitor Co. Ltd.	1,445	38,868
Samyang Corp.	1,845	55,119
Samyang Foods Co. Ltd.	2,284	195,092
Samyang Holdings Corp.	1,825	93,042
Sangsangin Co. Ltd.	36,362	172,724
SD Biosensor, Inc.	20,113	508,855
Seah Besteel Holdings Corp.	10,334	152,678
SeAH Steel Corp.	1,426	164,846
SeAH Steel Holdings Corp.	1,025	137,510
Sebang Global Battery Co. Ltd.	1,882	70,017
Seegene, Inc.	32,511	761,005
Sejong Telecom, Inc.	2,388	1,339
Seobu T&D	9,588	54,787
Seojin System Co. Ltd.	8,633	108,884
Seoul Semiconductor Co. Ltd.	15,951	136,603
SFA Engineering Corp.	2,392	73,566
SFA Semicon Co. Ltd.(1)	26,556	92,637
SGC Energy Co. Ltd.	1,008	27,017
Shinhan Financial Group Co. Ltd., ADR(2)	252,805	7,336,401
Shinsegae International, Inc.	7,481	139,354
Shinsegae, Inc.	6,167	997,349
Shinsung E&G Co. Ltd.(1)	13,081	19,398
Shinyoung Securities Co. Ltd.	714	31,509
SillaJen, Inc.(1)	626	4,613
SIMMTECH Co. Ltd.(2)	18,767	485,070
SK Biopharmaceuticals Co. Ltd.(1)	8,023	453,473
SK Bioscience Co. Ltd.(1)	4,151	265,508
SK Chemicals Co. Ltd.	7,887	538,471
SK D&D Co. Ltd.	2,714	47,674
SK Discovery Co. Ltd.	5,267	129,565
SK Gas Ltd.	1,169	114,197
SK Hynix, Inc.	227,204	14,995,461
SK IE Technology Co. Ltd.(1)	1,480	75,759
SK Innovation Co. Ltd.(1)	16,829	2,328,466
SK Networks Co. Ltd.	154,652	499,740
SK Securities Co. Ltd.	132,330	70,032
SK Telecom Co. Ltd., ADR(2)	38,585	827,648
SK, Inc.	11,654	1,967,020
SKC Co. Ltd.	4,860	421,543
SL Corp.	6,588	142,308
SM Entertainment Co. Ltd.	3,478	213,077
SNT Dynamics Co. Ltd.	9,803	78,264
SNT Motiv Co. Ltd.	2,927	100,416
S-Oil Corp.	16,461	1,089,850
Songwon Industrial Co. Ltd.	5,948	80,748
Soulbrain Co. Ltd.	2,229	366,411
Soulbrain Holdings Co. Ltd.	1,229	25,863

SPC Samlip Co. Ltd.	1,750	93,098
Ssangyong Motor Co.(1)	919	4,858
STIC Investments, Inc.	2,476	11,344
Studio Dragon Corp.(1)	2,038	113,969
Sung Kwang Bend Co. Ltd.	13,632	158,368
Sungwoo Hitech Co. Ltd.	2,998	13,887
Taekwang Industrial Co. Ltd.	59	33,269
Taewoong Co. Ltd.(1)	329	2,248
Taeyoung Engineering & Construction Co. Ltd.	8,091	30,814
Taihan Electric Wire Co. Ltd.(1)	83,453	108,737
TES Co. Ltd.	10,262	140,343
TK Corp.	9,358	128,456
TKG Huchems Co. Ltd.	15,272	252,305
Tokai Carbon Korea Co. Ltd.	3,020	248,423
Tongyang Life Insurance Co. Ltd.	24,322	102,469
Tongyang, Inc.	2,830	2,307
Toptec Co. Ltd.(1)	329	1,993
TSE Co. Ltd.	1,752	56,626
TY Holdings Co. Ltd.(1)	1,589	14,957
Unid Co. Ltd.	2,225	167,693
UNIDBTPLUS Co. Ltd.(1)	3,490	16,831
Value Added Technology Co. Ltd.	3,454	85,401
Vieworks Co. Ltd.	968	23,515
Webzen, Inc.(1)	3,108	39,696
Wemade Co. Ltd.	4,044	111,673
Whanin Pharmaceutical Co. Ltd.	148	1,976
Winix, Inc.	1,433	11,889
WiSoL Co. Ltd.	6,266	34,140
Wonik Holdings Co. Ltd.(1)	5,541	14,991
WONIK IPS Co. Ltd.	7,578	166,806
Wonik Materials Co. Ltd.	745	18,364
Wonik QnC Corp.	11,018	231,261
Woongjin Thinkbig Co. Ltd.	11,642	23,835
Woori Financial Group, Inc.	447,690	4,472,394
Woori Investment Bank Co. Ltd.	215,741	129,463
Woori Technology Investment Co. Ltd.(1)	66,766	230,886
Y G-1 Co. Ltd.	6	34
YG Entertainment, Inc.	3,615	122,630
Youlchon Chemical Co. Ltd.	3,021	75,679
Young Poong Corp.	154	90,076
Youngone Corp.	8,401	306,107
Youngone Holdings Co. Ltd.	4,648	201,348
Yuanta Securities Korea Co. Ltd.	39,133	81,031
Yuhan Corp.	9,415	420,845
Zinus, Inc.	2,366	58,369
		304,501,381
Taiwan — 16.9%
Aaeon Technology, Inc.	1,000	2,684
Abico Avy Co. Ltd.(1)	38,060	25,199
Ability Enterprise Co. Ltd.(2)	102,000	74,343
AcBel Polytech, Inc.(2)	95,000	93,649
Accton Technology Corp.(2)	65,000	578,387
Acer, Inc.(2)	1,652,000	1,325,825
ACES Electronic Co. Ltd.	39,720	41,981
Acon Holding, Inc.(1)	277,000	114,249

Acter Group Corp. Ltd.	71,414	234,130
ADATA Technology Co. Ltd.	171,000	346,487
Advanced Ceramic X Corp.	9,000	54,797
Advanced International Multitech Co. Ltd.	93,000	299,229
Advanced Optoelectronic Technology, Inc.	23,000	13,152
Advanced Power Electronics Corp.(2)	25,000	94,479
Advantech Co. Ltd.(2)	65,199	709,713
AGV Products Corp.	183,000	62,632
Airtac International Group	4,185	129,809
Alexander Marine Co. Ltd.(2)	13,000	137,186
Allied Circuit Co. Ltd.	10,000	39,208
Allied Supreme Corp.	31,000	329,323
Alltek Technology Corp.(2)	59,529	68,233
Alltop Technology Co. Ltd.	25,252	104,029
Alpha Networks, Inc.	35,772	36,325
Altek Corp.	31,000	38,337
Amazing Microelectronic Corp.	42,000	134,501
Ampire Co. Ltd.	63,000	57,574
AMPOC Far-East Co. Ltd.	22,000	30,267
AmTRAN Technology Co. Ltd.	196,321	62,011
Anji Technology Co. Ltd.(2)	20,000	30,660
Anpec Electronics Corp.(2)	33,000	143,136
Apacer Technology, Inc.	53,000	73,159
APAQ Technology Co. Ltd.	12,000	16,171
Apex International Co. Ltd.	19,000	37,409
Arcadyan Technology Corp.	68,061	232,745
Ardentec Corp.	1,219,000	1,992,873
Argosy Research, Inc.	28,545	82,845
ASE Technology Holding Co. Ltd., ADR(2)	709,309	4,823,301
Asia Cement Corp.(2)	1,431,000	1,922,854
Asia Optical Co., Inc.	2,000	4,327
Asia Pacific Telecom Co. Ltd.(1)	7,209	1,450
Asia Polymer Corp.(2)	193,007	180,942
Asia Vital Components Co. Ltd.(2)	272,000	1,013,356
ASIX Electronics Corp.	11,000	41,727
ASolid Technology Co. Ltd.	13,000	31,310
ASPEED Technology, Inc.(2)	8,400	584,067
ASROCK, Inc.	3,000	12,871
Asustek Computer, Inc.(2)	516,000	4,485,123
Aten International Co. Ltd.	9,000	22,587
Audix Corp.	19,000	32,516
AUO Corp.(2)	5,799,160	3,059,344
AURAS Technology Co. Ltd.(2)	36,000	184,588
AVer Information, Inc.	14,000	20,036
Avermedia Technologies	24,000	18,237
Azurewave Technologies, Inc.(1)	12,000	8,302
Bafang Yunji International Co. Ltd.	30,000	206,054
Bank of Kaohsiung Co. Ltd.	138,318	57,757
Baolong International Co. Ltd.	34,000	18,478
Basso Industry Corp.	26,000	35,318
BenQ Materials Corp.(2)	108,000	115,602
BenQ Medical Technology Corp.	23,000	49,088
BES Engineering Corp.	1,160,000	312,053
Bin Chuan Enterprise Co. Ltd.	23,000	17,690
Bioteque Corp.	6,000	22,469

Bizlink Holding, Inc.	14,000	115,082
Bora Pharmaceuticals Co. Ltd.	5,502	80,528
Brighton-Best International Taiwan, Inc.(2)	206,000	242,569
C Sun Manufacturing Ltd.	40,976	61,060
Capital Futures Corp.	19,000	22,469
Capital Securities Corp.(2)	799,000	306,323
Career Technology MFG. Co. Ltd.(1)	569,100	515,625
Catcher Technology Co. Ltd.	618,000	3,686,391
Cathay Financial Holding Co. Ltd.(2)	2,831,000	4,028,677
Cayman Engley Industrial Co. Ltd.	7,000	13,961
Center Laboratories, Inc.	59,290	85,827
Central Reinsurance Co. Ltd.	111,000	69,150
Century Iron & Steel Industrial Co. Ltd.(2)	72,000	200,043
Chailease Holding Co. Ltd.	109,783	724,610
Champion Building Materials Co. Ltd.	81,900	26,328
Champion Microelectronic Corp.	19,000	26,120
Chang Hwa Commercial Bank Ltd.	2,366,864	1,347,882
Chang Wah Electromaterials, Inc.	193,000	202,458
Chang Wah Technology Co. Ltd.	17,500	18,742
Channel Well Technology Co. Ltd.	20,000	17,956
Charoen Pokphand Enterprise	61,600	157,841
CHC Healthcare Group	41,000	60,387
Chen Full International Co. Ltd.(1)	16,000	20,281
Cheng Loong Corp.	298,000	263,021
Cheng Mei Materials Technology Corp.(1)	321,000	105,261
Cheng Shin Rubber Industry Co. Ltd.	511,000	582,274
Cheng Uei Precision Industry Co. Ltd.(2)	205,000	263,874
Chia Chang Co. Ltd.	30,000	35,479
Chia Hsin Cement Corp.	126,000	72,763
Chicony Electronics Co. Ltd.	223,000	604,090
Chicony Power Technology Co. Ltd.	42,000	98,524
Chieftek Precision Co. Ltd.	1,100	2,756
China Airlines Ltd.(2)	1,366,000	815,119
China Bills Finance Corp.	155,000	76,157
China Chemical & Pharmaceutical Co. Ltd.	152,000	104,065
China Container Terminal Corp.	38,000	27,765
China Development Financial Holding Corp.	3,288,943	1,435,921
China Development Financial Holding Corp., Preference Shares	402,360	98,583
China Electric Manufacturing Corp.	28,000	13,547
China General Plastics Corp.	157,722	114,840
China Man-Made Fiber Corp.(1)	430,320	122,778
China Metal Products	115,000	111,091
China Motor Corp.	165,800	313,129
China Petrochemical Development Corp.(2)	3,221,980	1,092,159
China Steel Corp.(2)	4,579,000	4,346,773
China Steel Structure Co. Ltd.	18,000	33,873
China Wire & Cable Co. Ltd.	37,000	32,955
Chinese Maritime Transport Ltd.(2)	61,000	73,916
Chin-Poon Industrial Co. Ltd.	208,000	216,911
Chipbond Technology Corp.(2)	483,000	918,043
ChipMOS Technologies, Inc.(2)	480,000	529,379
Chlitina Holding Ltd.	21,000	119,103
Chong Hong Construction Co. Ltd.	1,000	2,337
Chroma ATE, Inc.	496,000	3,235,902
Chun Yuan Steel Industry Co. Ltd.(2)	229,000	118,578

Chung Hung Steel Corp.(2)	180,000	140,852
Chung Hwa Pulp Corp.	96,000	55,785
Chung-Hsin Electric & Machinery Manufacturing Corp.(2)	466,000	898,045
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	18,000	34,570
Chunghwa Precision Test Tech Co. Ltd.	15,000	256,689
Chunghwa Telecom Co. Ltd., ADR	89,666	3,274,602
Cleanaway Co. Ltd.(2)	68,000	380,897
Clevo Co.	82,000	84,959
CMC Magnetics Corp.(1)	558,063	130,408
Compal Electronics, Inc.(2)	3,000,000	2,112,592
Compeq Manufacturing Co. Ltd.(2)	989,000	1,611,121
Concord International Securities Co. Ltd.	79,775	26,628
Concord Securities Co. Ltd.(2)	197,000	64,978
Concraft Holding Co. Ltd.(1)	6,899	1,625
Continental Holdings Corp.	398,000	387,881
Contrel Technology Co. Ltd.	79,000	42,869
Coremax Corp.	10,325	34,816
Coretronic Corp.(2)	231,000	437,381
Co-Tech Development Corp.	264,000	472,513
Creative Sensor, Inc.	35,000	31,469
CTBC Financial Holding Co. Ltd.	7,302,000	5,485,249
CTCI Corp.	324,000	428,039
CviLux Corp.	19,000	20,662
CX Technology Co. Ltd.	18,000	13,509
CyberTAN Technology, Inc.(2)	61,000	50,528
DA CIN Construction Co. Ltd.	53,000	52,264
Dafeng TV Ltd.	4,000	6,261
Da-Li Development Co. Ltd.	2,242	2,114
Darfon Electronics Corp.	100,000	130,883
Darwin Precisions Corp.(1)(2)	172,000	51,326
Daxin Materials Corp.	31,000	69,388
Delta Electronics, Inc.	525,000	5,191,573
Depo Auto Parts Ind Co. Ltd.	104,000	255,452
Dimerco Express Corp.	61,160	145,765
D-Link Corp.(1)	4,600	2,258
Double Bond Chemical Industry Co. Ltd.	1,134	1,993
Dr Wu Skincare Co. Ltd.	8,000	24,757
Dynamic Holding Co. Ltd.	139,147	78,802
Dynapack International Technology Corp.	63,000	152,901
E Ink Holdings, Inc.(2)	17,000	101,934
E.Sun Financial Holding Co. Ltd.	1,606,918	1,298,243
Eastern Media International Corp.	79,515	55,246
Eclat Textile Co. Ltd.	34,000	510,861
ECOVE Environment Corp.	1,000	7,984
Edison Opto Corp.(1)	38,911	21,314
Edom Technology Co. Ltd.	68,200	62,463
eGalax_eMPIA Technology, Inc.	21,174	39,836
Egis Technology, Inc.	20,000	42,594
Elan Microelectronics Corp.	158,000	464,708
E-LIFE MALL Corp.	4,000	10,521
Elite Advanced Laser Corp.	55,000	71,997
Elite Material Co. Ltd.(2)	209,000	1,312,653
Elite Semiconductor Microelectronics Technology, Inc.(2)	154,000	371,945
Elitegroup Computer Systems Co. Ltd.(1)	103,000	75,674
eMemory Technology, Inc.	19,000	927,276

Emerging Display Technologies Corp.	39,000	26,741
ENNOSTAR, Inc.	244,375	376,957
Eson Precision Ind Co. Ltd.	15,000	29,360
Eternal Materials Co. Ltd.	200,200	216,704
Eurocharm Holdings Co. Ltd.	6,000	33,371
Eva Airways Corp.(2)	1,558,000	1,437,156
Everest Textile Co. Ltd.(1)	2,322	543
Evergreen International Storage & Transport Corp.	258,000	241,260
Evergreen Marine Corp. Taiwan Ltd.	549,676	2,951,073
EVERGREEN Steel Corp.	21,000	35,981
Everlight Chemical Industrial Corp.	130,000	81,256
Everlight Electronics Co. Ltd.	297,000	363,782
Excelliance Mos Corp.	14,000	57,631
Excelsior Medical Co. Ltd.	58,800	124,181
Far Eastern Department Stores Ltd.	167,000	106,664
Far Eastern International Bank	1,567,453	558,389
Far Eastern New Century Corp.	2,158,000	2,284,063
Far EasTone Telecommunications Co. Ltd.	879,000	1,940,900
Faraday Technology Corp.(2)	70,000	391,508
Farglory F T Z Investment Holding Co. Ltd.	116,000	208,411
Farglory Land Development Co. Ltd.	193,000	342,579
Federal Corp.(1)	89,000	62,133
Feedback Technology Corp.	20,000	54,186
Feng Hsin Steel Co. Ltd.	101,000	219,953
Feng TAY Enterprise Co. Ltd.	54,800	334,874
Firich Enterprises Co. Ltd.	61,228	58,239
First Financial Holding Co. Ltd.	2,554,997	2,180,891
First Hi-Tec Enterprise Co. Ltd.	3,793	5,933
First Steamship Co. Ltd.(1)	467,210	132,386
FIT Holding Co. Ltd.(2)	75,000	64,232
Fitipower Integrated Technology, Inc.(2)	131,361	542,978
Fittech Co. Ltd.	26,223	79,343
FLEXium Interconnect, Inc.(1)	565,000	1,973,649
Flytech Technology Co. Ltd.	72,000	163,211
FocalTech Systems Co. Ltd.(2)	53,804	116,793
Forcecon Tech Co. Ltd.	2,595	4,572
Forest Water Environment Engineering Co. Ltd.	70	62
Formosa Advanced Technologies Co. Ltd.	41,000	52,898
Formosa Chemicals & Fibre Corp.	646,000	1,599,414
Formosa International Hotels Corp.	24,000	185,201
Formosa Laboratories, Inc.	58,000	113,890
Formosa Oilseed Processing Co. Ltd.	49,000	91,489
Formosa Petrochemical Corp.	50,000	137,777
Formosa Plastics Corp.	1,656,000	4,857,219
Formosa Sumco Technology Corp.	7,000	36,406
Formosa Taffeta Co. Ltd.(2)	170,000	147,633
Formosan Rubber Group, Inc.	87,000	63,087
Formosan Union Chemical	237,650	180,108
Fortune Electric Co. Ltd.	1,000	1,358
Foxconn Technology Co. Ltd.	441,000	749,610
Foxsemicon Integrated Technology, Inc.	10,000	62,886
Franbo Lines Corp.(2)	99,956	59,968
Froch Enterprise Co. Ltd.(2)	45,000	33,521
FSP Technology, Inc.	20,000	25,095
Fubon Financial Holding Co. Ltd.(2)	2,930,970	5,821,547

Fulgent Sun International Holding Co. Ltd.	12,000	59,258
Fulltech Fiber Glass Corp.(2)	157,759	65,035
Fusheng Precision Co. Ltd.	47,000	330,868
G Shank Enterprise Co. Ltd.(2)	127,000	201,210
Gamania Digital Entertainment Co. Ltd.	95,000	207,195
GEM Services, Inc.	9,000	20,558
Gemtek Technology Corp.	292,000	272,914
General Interface Solution Holding Ltd.	149,000	433,454
Generalplus Technology, Inc.	27,000	43,955
GeneReach Biotechnology Corp.	14,526	24,481
Genesys Logic, Inc.	12,000	37,223
Genius Electronic Optical Co. Ltd.(2)	71,079	923,730
Getac Holdings Corp.	123,000	171,060
GFC Ltd./TW	1,000	2,221
Giant Manufacturing Co. Ltd.	53,885	404,872
Giantplus Technology Co. Ltd.(1)	55,000	23,859
Gigabyte Technology Co. Ltd.	455,000	1,621,640
Global Brands Manufacture Ltd.	232,280	228,645
Global Lighting Technologies, Inc.	26,000	53,635
Global Mixed Mode Technology, Inc.	29,000	140,251
Global PMX Co. Ltd.	14,000	74,690
Global Unichip Corp.(2)	30,000	725,938
Globalwafers Co. Ltd.	70,000	1,087,068
Gloria Material Technology Corp.	191,000	206,344
GMI Technology, Inc.	44,767	27,200
Gold Circuit Electronics Ltd.(2)	93,600	299,571
Goldsun Building Materials Co. Ltd.	516,674	427,528
Gordon Auto Body Parts(2)	99,000	87,399
Gourmet Master Co. Ltd.	89,000	354,385
Grand Fortune Securities Co. Ltd.(2)	129,600	44,123
Grand Ocean Retail Group Ltd.(1)	1,000	478
Grand Pacific Petrochemical(2)	464,000	315,042
Grand Process Technology Corp.	14,000	109,308
Grape King Bio Ltd.	66,000	303,700
Great China Metal Industry	9,000	7,179
Great Tree Pharmacy Co. Ltd.	8,151	79,990
Great Wall Enterprise Co. Ltd.	84,220	121,844
Greatek Electronics, Inc.(2)	172,000	274,805
Group Up Industrial Co. Ltd.	8,000	23,112
Gudeng Precision Industrial Co. Ltd.	3,346	26,982
Hai Kwang Enterprise Corp.(2)	76,000	50,324
Hannstar Board Corp.	237,927	266,580
HannStar Display Corp.(2)	1,790,000	669,597
HannsTouch Solution, Inc.	303,000	93,736
Harmony Electronics Corp.	17,000	17,680
Harvatek Corp.	35,000	21,130
Heran Co. Ltd.	7,000	23,552
Highlight Tech Corp.	16,000	25,881
Highwealth Construction Corp.	7,261	10,564
Hiroca Holdings Ltd.	47,000	70,084
Hitron Technology, Inc.	42,000	37,363
Hiwin Technologies Corp.	375,451	2,291,482
Ho Tung Chemical Corp.	506,000	143,791
Hocheng Corp.	103,320	69,492
Holdings-Key Electric Wire & Cable Co. Ltd.	44,800	20,833

Holiday Entertainment Co. Ltd.	11,050	23,008
Holtek Semiconductor, Inc.(2)	93,000	216,860
Holy Stone Enterprise Co. Ltd.(2)	78,000	228,702
Hon Hai Precision Industry Co. Ltd.	4,370,000	14,308,630
Hong Pu Real Estate Development Co. Ltd.(1)	5,000	3,690
Hong TAI Electric Industrial	36,000	19,460
Horizon Securities Co. Ltd.(2)	161,120	52,953
Hota Industrial Manufacturing Co. Ltd.	3,000	7,365
Hotai Finance Co. Ltd.	111,000	369,406
Hotai Motor Co. Ltd.	38,000	806,268
Hsin Kuang Steel Co. Ltd.	2,000	2,485
Hsin Yung Chien Co. Ltd.	9,900	31,378
Hsing TA Cement Co.	62,000	31,795
HTC Corp.(1)(2)	48,000	91,476
Hu Lane Associate, Inc.(2)	35,225	180,096
Hua Nan Financial Holdings Co. Ltd.	1,968,987	1,458,074
Huaku Development Co. Ltd.	96,000	277,728
Huang Hsiang Construction Corp.	31,000	43,170
Hung Ching Development & Construction Co. Ltd.	31,000	21,742
Hung Sheng Construction Ltd.	217,880	182,439
Huxen Corp.	2,000	3,138
Hycon Technology Corp.	351	688
IBF Financial Holdings Co. Ltd.	956,139	357,120
IC Plus Corp.	16,000	30,391
Ichia Technologies, Inc.	246,000	145,120
IEI Integration Corp.	130,000	305,163
Infortrend Technology, Inc.	92,000	59,237
Info-Tek Corp.	19,000	36,414
Innodisk Corp.	33,401	204,818
Innolux Corp.	5,877,335	2,394,329
Inpaq Technology Co. Ltd.	30,000	50,748
Insyde Software Corp.	18,000	47,617
Integrated Service Technology, Inc.(1)(2)	75,000	191,863
Interactive Digital Technologies, Inc.	3,000	5,831
International CSRC Investment Holdings Co.(2)	444,000	302,568
International Games System Co. Ltd.	64,000	812,837
Inventec Corp.(2)	784,000	632,648
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	13,560
ITE Technology, Inc.	72,000	168,798
ITEQ Corp.	65,000	162,282
Jarllytec Co. Ltd.	27,000	54,038
Jentech Precision Industrial Co. Ltd.	3,299	41,158
Jess-Link Products Co. Ltd.	39,000	49,789
Jiin Yeeh Ding Enterprise Co. Ltd.	26,400	27,821
K Laser Technology, Inc.	38,000	23,157
Kaimei Electronic Corp.	56,200	107,497
Kaori Heat Treatment Co. Ltd.(2)	53,000	282,383
KEE TAI Properties Co. Ltd.	181,000	72,918
Kenda Rubber Industrial Co. Ltd.	124,800	127,177
Kenmec Mechanical Engineering Co. Ltd.(1)	221,000	188,679
Kerry TJ Logistics Co. Ltd.(2)	94,000	114,093
Kindom Development Co. Ltd.	207,200	193,173
King Slide Works Co. Ltd.	3,000	40,436
King Yuan Electronics Co. Ltd.	772,000	897,431
King's Town Bank Co. Ltd.	536,000	607,878

Kinik Co.(2)	64,000	236,546
Kinpo Electronics	279,000	127,762
Kinsus Interconnect Technology Corp.(2)	205,000	832,191
KMC Kuei Meng International, Inc.	14,000	70,309
KNH Enterprise Co. Ltd.(2)	99,000	56,167
KS Terminals, Inc.	16,000	38,723
Kung Long Batteries Industrial Co. Ltd.	48,000	214,997
Kung Sing Engineering Corp.(1)	70,400	15,052
Kuo Toong International Co. Ltd.	67,000	46,267
Kuo Yang Construction Co. Ltd.	49,727	31,311
L&K Engineering Co. Ltd.	44,000	48,603
LandMark Optoelectronics Corp.	15,000	58,564
Lanner Electronics, Inc.	18,000	56,176
Largan Precision Co. Ltd.	37,000	2,787,791
Leadtrend Technology Corp.(2)	20,330	41,270
Lealea Enterprise Co. Ltd.	426,000	147,581
Lelon Electronics Corp.	12,138	22,452
Li Cheng Enterprise Co. Ltd.(1)	1,071	854
Li Peng Enterprise Co. Ltd.(1)	391,000	102,897
Lian HWA Food Corp.	47,408	115,341
Lien Hwa Industrial Holdings Corp.	8,038	13,370
Lingsen Precision Industries Ltd.(2)	239,000	111,950
Lion Travel Service Co. Ltd.(1)	1,000	3,220
Lite-On Technology Corp.(2)	797,000	1,700,916
Liton Technology Corp.	1,000	993
Long Bon International Co. Ltd.(1)	1,800	996
Longchen Paper & Packaging Co. Ltd.(2)	328,587	175,774
Longwell Co.	17,000	32,234
Lotes Co. Ltd.	20,251	573,537
Lotus Pharmaceutical Co. Ltd.(1)	108,000	863,917
Lucky Cement Corp.	60,000	21,287
Lumax International Corp. Ltd.	9,000	20,572
Lung Yen Life Service Corp.	18,000	21,829
Macauto Industrial Co. Ltd.	11,000	21,966
Machvision, Inc.	17,039	77,203
Macroblock, Inc.	27,000	92,751
Macronix International Co. Ltd.	1,743,000	1,981,153
Makalot Industrial Co. Ltd.	10,825	82,412
Marketech International Corp.	38,000	149,953
Materials Analysis Technology, Inc.	43,000	200,914
Mechema Chemicals International Corp.	2,000	7,461
MediaTek, Inc.	191,000	4,615,286
Mega Financial Holding Co. Ltd.	1,208,475	1,258,577
Mercuries & Associates Holding Ltd.	55,550	29,078
Mercuries Life Insurance Co. Ltd.(1)(2)	1,305,835	256,196
Merry Electronics Co. Ltd.	6,000	17,240
Microbio Co. Ltd.	7,221	16,124
Micro-Star International Co. Ltd.(2)	265,000	1,067,973
MIN AIK Technology Co. Ltd.	35,000	20,120
Mirle Automation Corp.	41,000	50,165
Mitac Holdings Corp.(2)	411,560	398,599
momo.com, Inc.(2)	9,000	177,555
MOSA Industrial Corp.	48,000	38,950
Mosel Vitelic, Inc.	79,000	108,351
Motech Industries, Inc.	2,451	2,072

MPI Corp.	57,000	223,715
Nak Sealing Technologies Corp.	15,000	53,751
Namchow Holdings Co. Ltd.	33,000	48,379
Nan Kang Rubber Tire Co. Ltd.(1)	1,000	1,142
Nan Liu Enterprise Co. Ltd.	6,000	14,185
Nan Pao Resins Chemical Co. Ltd.	11,000	48,335
Nan Ya Plastics Corp.	1,552,000	3,881,811
Nan Ya Printed Circuit Board Corp.(2)	98,000	877,550
Nantex Industry Co. Ltd.	136,000	171,972
Nanya Technology Corp.(2)	684,000	1,276,427
Nichidenbo Corp.	36,000	61,196
Nien Made Enterprise Co. Ltd.	51,000	484,162
Niko Semiconductor Co. Ltd.	29,000	54,152
Nishoku Technology, Inc.	6,000	18,344
Novatek Microelectronics Corp.(2)	371,000	3,635,159
Nuvoton Technology Corp.(2)	73,428	294,473
Nyquest Technology Co. Ltd.	14,000	32,355
O-Bank Co. Ltd.(2)	732,430	204,248
Ocean Plastics Co. Ltd.	30,000	33,294
Orient Semiconductor Electronics Ltd.(2)	400,000	245,751
Oriental Union Chemical Corp.	218,000	133,824
O-TA Precision Industry Co. Ltd.	56,000	214,914
Pacific Hospital Supply Co. Ltd.	11,099	25,801
Pan Jit International, Inc.	401,000	835,868
Pan-International Industrial Corp.	112,000	130,983
Parade Technologies Ltd.	2,000	52,488
P-Duke Technology Co. Ltd.	1,105	3,094
Pegatron Corp.(2)	1,075,000	2,170,178
Pegavision Corp.	8,000	90,157
PharmaEngine, Inc.	52,000	236,139
Pharmally International Holding Co. Ltd.(1)	1,282	2,348
Phihong Technology Co. Ltd.(1)(2)	67,000	92,284
Phison Electronics Corp.	41,000	440,338
Phoenix Silicon International Corp.(2)	115,280	211,790
Pixart Imaging, Inc.	70,000	216,863
Pou Chen Corp.	569,000	599,298
Power Wind Health Industry, Inc.(1)	4,252	17,028
Powerchip Semiconductor Manufacturing Corp.	808,000	886,083
Powertech Technology, Inc.(2)	877,000	2,391,867
Poya International Co. Ltd.	31,301	459,418
President Chain Store Corp.	261,000	2,307,395
President Securities Corp.	264,929	143,066
Primax Electronics Ltd.	532,000	1,003,878
Prince Housing & Development Corp.	361,000	128,578
Promate Electronic Co. Ltd.	22,000	27,277
Prosperity Dielectrics Co. Ltd.	34,000	39,523
Qisda Corp.	251,000	229,866
QST International Corp.	9,900	20,321
Quang Viet Enterprise Co. Ltd.	6,000	23,645
Quanta Computer, Inc.(2)	939,000	2,188,560
Quanta Storage, Inc.	141,000	188,609
Radiant Opto-Electronics Corp.	766,000	2,619,631
Radium Life Tech Co. Ltd.	134,000	40,534
Raydium Semiconductor Corp.	19,000	194,431
Realtek Semiconductor Corp.	391,000	4,064,814

Rechi Precision Co. Ltd.	41,000	22,090
Rexon Industrial Corp. Ltd.(2)	49,000	48,013
Rich Development Co. Ltd.	92,000	25,463
Ritek Corp.(1)	64,281	15,673
Rodex Fasteners Corp.	22,000	53,136
Roo Hsing Co. Ltd.(1)	170,000	16,062
Ruentex Development Co. Ltd.	1,117,400	1,686,750
Ruentex Engineering & Construction Co.	23,290	87,980
Ruentex Industries Ltd.	266,306	576,884
Sampo Corp.	50,000	41,091
San Fang Chemical Industry Co. Ltd.	5,000	3,491
San Shing Fastech Corp.	17,000	27,845
Sanyang Motor Co. Ltd.(2)	328,000	387,163
Savior Lifetec Corp.(1)	149,000	91,828
SCI Pharmtech, Inc.(1)	5,600	17,036
Scientech Corp.	24,000	57,951
ScinoPharm Taiwan Ltd.	2,000	1,574
SDI Corp.	15,000	51,615
Senao International Co. Ltd.	1,000	1,008
Senao Networks, Inc.(2)	7,000	51,210
Sensortek Technology Corp.	9,000	70,455
Sesoda Corp.(2)	134,997	191,989
Shanghai Commercial & Savings Bank Ltd.	1,468,000	2,425,765
Sharehope Medicine Co. Ltd.	50,000	53,338
Sheng Yu Steel Co. Ltd.	51,000	40,172
ShenMao Technology, Inc.	17,000	23,854
Shih Her Technologies, Inc.	24,000	45,320
Shih Wei Navigation Co. Ltd.(2)	107,386	88,566
Shihlin Paper Corp.(1)	30,000	51,473
Shin Foong Specialty & Applied Materials Co. Ltd.(2)	18,000	34,647
Shin Kong Financial Holding Co. Ltd.(2)	7,817,740	2,270,940
Shin Zu Shing Co. Ltd.	80,536	222,293
Shining Building Business Co. Ltd.(1)	125,000	38,849
Shinkong Insurance Co. Ltd.	87,000	140,769
Shinkong Synthetic Fibers Corp.	493,000	285,274
Shiny Chemical Industrial Co. Ltd.(2)	39,582	153,567
ShunSin Technology Holding Ltd.	12,000	31,179
Shuttle, Inc.(1)(2)	124,000	53,426
Sigurd Microelectronics Corp.(2)	517,063	849,143
Silergy Corp.	12,000	180,035
Silicon Integrated Systems Corp.(2)	283,404	166,229
Simplo Technology Co. Ltd.	180,000	1,783,718
Sinbon Electronics Co. Ltd.	4,000	35,334
Sincere Navigation Corp.(2)	218,060	144,033
Singatron Enterprise Co. Ltd.	48,000	32,792
Sinher Technology, Inc.	15,000	18,012
Sinkang Industries Co. Ltd.	3,000	1,849
Sinmag Equipment Corp.	9,000	25,048
Sino-American Silicon Products, Inc.	561,000	2,943,537
Sinon Corp.(2)	264,000	329,501
SinoPac Financial Holdings Co. Ltd.	5,720,050	3,391,208
Sinopower Semiconductor, Inc.	6,000	21,312
Sinyi Realty, Inc.	34,000	32,256
Sitronix Technology Corp.(2)	93,000	584,111
Siward Crystal Technology Co. Ltd.	155,000	183,709

Softstar Entertainment, Inc.	1,300	2,139
Solar Applied Materials Technology Corp.(2)	264,670	294,310
Solomon Technology Corp.(2)	83,000	69,443
Solteam, Inc.	28,000	43,149
Sonix Technology Co. Ltd.(2)	66,000	104,864
Speed Tech Corp.	1,000	1,850
Sporton International, Inc.	60,000	404,696
St Shine Optical Co. Ltd.	39,000	309,869
Standard Chemical & Pharmaceutical Co. Ltd.	16,000	24,941
Standard Foods Corp.	59,000	78,280
Stark Technology, Inc.(2)	35,000	92,900
Sunjuice Holdings Co. Ltd.	3,000	23,579
Sunny Friend Environmental Technology Co. Ltd.	10,000	44,963
Sunonwealth Electric Machine Industry Co. Ltd.	32,000	49,089
Sunplus Technology Co. Ltd.	25,000	20,403
Sunrex Technology Corp.	56,000	75,808
Supreme Electronics Co. Ltd.	49,755	61,728
Swancor Holding Co. Ltd.(2)	10,000	32,095
Sweeten Real Estate Development Co. Ltd.	4,320	3,339
Symtek Automation Asia Co. Ltd.(2)	55,000	158,715
Syncmold Enterprise Corp.	32,000	61,012
Synnex Technology International Corp.	393,000	747,341
Systex Corp.	17,000	38,553
T3EX Global Holdings Corp.(2)	74,213	191,747
TA Chen Stainless Pipe	983,184	1,297,263
Ta Ya Electric Wire & Cable(2)	127,363	82,072
TAI Roun Products Co. Ltd.	23,000	11,224
TA-I Technology Co. Ltd.	31,750	45,837
Tai Tung Communication Co. Ltd.(1)	42,000	20,511
Taichung Commercial Bank Co. Ltd.	1,831,625	780,360
TaiDoc Technology Corp.	39,000	233,452
Taiflex Scientific Co. Ltd.	22,000	30,351
Taigen Biopharmaceuticals Holdings Ltd.(1)	68,000	35,330
Taimide Tech, Inc.	55,000	60,528
Tainan Spinning Co. Ltd.	189,000	109,077
Tai-Saw Technology Co. Ltd.(2)	75,000	67,934
Taishin Financial Holding Co. Ltd.	5,902,841	2,919,705
Taisun Enterprise Co. Ltd.	4,000	6,102
Taita Chemical Co. Ltd.	80,850	58,661
Taiwan Business Bank(2)	4,148,825	1,772,111
Taiwan Cement Corp.(2)	757,853	835,416
Taiwan Cogeneration Corp.(2)	48,000	49,963
Taiwan Cooperative Financial Holding Co. Ltd.	1,989,263	1,727,337
Taiwan Fertilizer Co. Ltd.(2)	302,000	553,822
Taiwan Fire & Marine Insurance Co. Ltd.	41,000	27,067
Taiwan FU Hsing Industrial Co. Ltd.	29,000	39,311
Taiwan Glass Industry Corp.	831,000	632,050
Taiwan High Speed Rail Corp.	513,000	482,414
Taiwan Hon Chuan Enterprise Co. Ltd.	502,000	1,317,038
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	41,000	57,144
Taiwan IC Packaging Corp.	32,000	11,885
Taiwan Mask Corp.	24,000	68,852
Taiwan Mobile Co. Ltd.	544,000	1,685,011
Taiwan Navigation Co. Ltd.(2)	155,000	134,357
Taiwan Paiho Ltd.	136,000	244,212

Taiwan PCB Techvest Co. Ltd.	238,000	283,715
Taiwan Sakura Corp.	4,000	8,059
Taiwan Secom Co. Ltd.	70,000	232,005
Taiwan Semiconductor Co. Ltd.(2)	76,000	207,084
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	967,781	80,306,467
Taiwan Shin Kong Security Co. Ltd.	7,070	9,036
Taiwan Steel Union Co. Ltd.	22,000	66,605
Taiwan Styrene Monomer	72,000	33,755
Taiwan Surface Mounting Technology Corp.	544,000	1,713,435
Taiwan TEA Corp.(1)	304,000	223,599
Taiwan Union Technology Corp.	92,000	172,392
Taiwan-Asia Semiconductor Corp.(2)	200,000	242,956
Taiyen Biotech Co. Ltd.	24,000	24,924
Tatung Co. Ltd.(1)(2)	1,023,000	1,084,085
Tatung System Technologies, Inc.	21,000	27,140
TCI Co. Ltd.	2,000	9,133
Teco Electric & Machinery Co. Ltd.	1,031,000	945,923
Test Research, Inc.	20,000	42,765
Test Rite International Co. Ltd.	33,000	21,405
Thermaltake Technology Co. Ltd.	97	73
Thinking Electronic Industrial Co. Ltd.	50,000	196,918
Thye Ming Industrial Co. Ltd.(2)	77,400	93,814
Ton Yi Industrial Corp.	598,000	344,731
Tong Hsing Electronic Industries Ltd.	49,472	316,591
Tong Yang Industry Co. Ltd.	258,000	400,384
Top Bright Holding Co. Ltd.	8,000	26,584
Topco Scientific Co. Ltd.	108,000	599,624
Topkey Corp.	3,000	16,818
Topoint Technology Co. Ltd.	51,000	49,691
TPK Holding Co. Ltd.	215,000	223,537
Trade-Van Information Services Co.	2,000	3,916
Transcend Information, Inc.	59,000	129,921
Tripod Technology Corp.	307,000	969,180
Tsann Kuen Enterprise Co. Ltd.	38,589	52,687
TSC Auto ID Technology Co. Ltd.	8,000	49,651
TSRC Corp.	329,000	296,343
Ttet Union Corp.	6,000	30,271
TTY Biopharm Co. Ltd.	74,000	188,457
Tul Corp.(2)	18,000	39,080
Tung Ho Steel Enterprise Corp.	389,760	679,842
Tung Thih Electronic Co. Ltd.(2)	51,000	259,704
TXC Corp.(2)	711,000	1,942,476
TYC Brother Industrial Co. Ltd.(2)	136,000	133,303
Tycoons Group Enterprise(1)	66,000	17,921
UDE Corp.	31,000	33,890
Ultra Chip, Inc.(2)	20,000	61,336
U-Ming Marine Transport Corp.	207,000	314,860
Unimicron Technology Corp.	738,000	3,799,184
Union Bank of Taiwan	1,081,129	581,908
Uni-President Enterprises Corp.	1,139,000	2,444,650
Unitech Computer Co. Ltd.(2)	46,000	46,377
Unitech Printed Circuit Board Corp.(1)	100,000	63,592
United Integrated Services Co. Ltd.(2)	160,000	935,346
United Microelectronics Corp.(1)(2)	5,254,000	7,914,279
United Renewable Energy Co. Ltd.(1)	31,085	21,636

Universal Cement Corp.	107,000	76,032
Universal Vision Biotechnology Co. Ltd.	14,700	127,709
Universal, Inc.	17,000	13,609
Unizyx Holding Corp.	158,043	169,631
UPC Technology Corp.	209,000	95,831
Userjoy Technology Co. Ltd.	15,350	38,036
USI Corp.	262,000	191,641
Utechzone Co. Ltd.	40,000	112,906
Vanguard International Semiconductor Corp.(2)	980,000	2,661,301
Ventec International Group Co. Ltd.	17,000	40,679
VIA Labs, Inc.	2,000	14,308
Via Technologies, Inc.(2)	109,000	267,752
Visual Photonics Epitaxy Co. Ltd.	44,000	113,732
Voltronic Power Technology Corp.	33,100	1,878,568
Wafer Works Corp.(2)	41,000	62,308
Wah Hong Industrial Corp.	19,000	17,449
Wah Lee Industrial Corp.	37,740	105,864
Walsin Lihwa Corp.(2)	1,888,553	2,905,471
Walsin Technology Corp.	157,000	449,985
Walton Advanced Engineering, Inc.	88,000	37,216
Wan Hai Lines Ltd.	256,640	642,584
WEI Chih Steel Industrial Co. Ltd.(2)	76,000	62,987
Wei Chuan Foods Corp.	82,000	51,091
Weikeng Industrial Co. Ltd.	147,000	128,648
Well Shin Technology Co. Ltd.	16,000	25,628
Wholetech System Hitech Ltd.	33,000	49,708
Win Semiconductors Corp.(2)	99,000	510,064
Winbond Electronics Corp.(2)	2,089,000	1,458,301
Winstek Semiconductor Co. Ltd.	54,000	86,166
WinWay Technology Co. Ltd.(2)	10,000	145,257
Wisdom Marine Lines Co. Ltd.(2)	239,378	485,212
Wisechip Semiconductor, Inc.	12,000	22,405
Wistron Corp.	1,301,000	1,168,639
Wistron Information Technology & Services Corp.	8,000	22,155
Wistron NeWeb Corp.(2)	378,000	1,068,533
Wiwynn Corp.	23,000	663,732
Wowprime Corp.(1)	83,000	428,462
WPG Holdings Ltd.	271,000	427,794
WT Microelectronics Co. Ltd.	195,000	400,432
XinTec, Inc.(2)	39,000	134,357
Xxentria Technology Materials Corp.	16,000	32,966
Yageo Corp.	67,822	1,031,127
Yang Ming Marine Transport Corp.(2)	723,000	1,572,969
YC INOX Co. Ltd.(2)	47,486	43,301
Yea Shin International Development Co. Ltd.	38,106	28,344
Yem Chio Co. Ltd.	99,579	48,138
Yeong Guan Energy Technology Group Co. Ltd.(2)	70,000	125,026
YFY, Inc.	920,000	821,745
Yieh Hsing Enterprise Co. Ltd.(1)	41,000	14,208
Yieh Phui Enterprise Co. Ltd.	172,200	85,519
Young Fast Optoelectronics Co. Ltd.	39,000	35,660
Youngtek Electronics Corp.	50,000	99,886
Yuanta Financial Holding Co. Ltd.	4,778,733	3,516,131
Yulon Finance Corp.	160,900	842,415
Yulon Motor Co. Ltd.(2)	330,397	702,320

YungShin Global Holding Corp.	1,000	1,309
Zeng Hsing Industrial Co. Ltd.	16,115	61,162
Zenitron Corp.	50,000	45,983
Zero One Technology Co. Ltd.	33,526	43,556
Zhen Ding Technology Holding Ltd.	585,000	2,291,133
Zinwell Corp.(1)	75,000	44,379
Zippy Technology Corp.	3,000	3,851
ZongTai Real Estate Development Co. Ltd.	71,496	74,441
		383,716,953
Thailand — 2.7%
AAPICO Hitech PCL, NVDR	165,100	163,056
Absolute Clean Energy PCL, NVDR	830,900	63,861
Advanced Info Service PCL, NVDR	247,300	1,329,193
Advanced Information Technology PCL, NVDR	219,700	40,381
AEON Thana Sinsap Thailand PCL, NVDR	34,200	156,354
Airports of Thailand PCL, NVDR(1)	596,300	1,273,504
AJ Plast PCL, NVDR	39,300	13,850
Amanah Leasing PCL, NVDR	318,700	34,220
Amata Corp. PCL, NVDR	446,200	246,725
Ananda Development PCL, NVDR(1)	53,000	2,043
AP Thailand PCL, NVDR	3,806,300	1,095,690
Aqua Corp. PCL, NVDR(1)	1,757,300	31,403
Asia Aviation PCL, NVDR(1)	50,344	4,427
Asia Plus Group Holdings PCL, NVDR	561,700	48,031
Asia Sermkij Leasing PCL, NVDR	35,700	35,977
Asian Sea Corp. PCL, NVDR	207,750	89,207
Asset World Corp. PCL, NVDR	529,200	95,313
B Grimm Power PCL, NVDR	281,600	301,912
Bangchak Corp. PCL, NVDR	1,599,800	1,457,895
Bangkok Airways PCL, NVDR(1)	149,100	56,998
Bangkok Bank PCL, NVDR	74,200	304,867
Bangkok Chain Hospital PCL, NVDR	2,299,100	1,330,216
Bangkok Dusit Medical Services PCL, NVDR	2,440,100	2,102,067
Bangkok Expressway & Metro PCL, NVDR	1,363,100	362,662
Bangkok Land PCL, NVDR	2,403,600	71,898
Bangkok Life Assurance PCL, NVDR	1,418,900	1,198,103
Banpu PCL, NVDR	4,484,966	1,676,900
Banpu Power PCL, NVDR	119,900	53,135
BCPG PCL, NVDR	470,300	138,130
Beauty Community PCL, NVDR(1)	64,400	2,294
BEC World PCL, NVDR	687,000	205,958
Berli Jucker PCL, NVDR	66,300	64,802
Better World Green PCL, NVDR(1)	3,280,900	68,305
BG Container Glass PCL, NVDR	56,100	15,860
BTS Group Holdings PCL, NVDR	520,100	124,425
Bumrungrad Hospital PCL, NVDR	203,900	1,318,910
Cal-Comp Electronics Thailand PCL, NVDR	476,838	32,702
Carabao Group PCL, NVDR	10,500	28,569
Central Pattana PCL, NVDR	598,900	1,238,968
Central Plaza Hotel PCL, NVDR(1)	113,900	160,877
Central Retail Corp. PCL, NVDR	365,966	449,862
CH Karnchang PCL, NVDR	471,600	331,131
Charoen Pokphand Foods PCL, NVDR	1,546,800	1,049,486
Chularat Hospital PCL, NVDR	7,563,400	794,545
CK Power PCL, NVDR	593,200	82,369

Com7 PCL, NVDR	1,228,700	1,118,539
Country Group Development PCL, NVDR(1)	979,000	13,400
CP ALL PCL, NVDR	770,100	1,425,793
Delta Electronics Thailand PCL, NVDR	32,300	621,450
Dhipaya Group Holdings PCL, NVDR	48,200	70,285
Diamond Building Products PCL, NVDR	51,200	11,633
Ditto Thailand PCL, NVDR	48,000	88,155
Dynasty Ceramic PCL, NVDR	1,977,800	153,973
Eastern Polymer Group PCL, NVDR	377,600	109,694
Ekachai Medical Care PCL, NVDR	246,400	58,783
Electricity Generating PCL, NVDR	316,200	1,543,888
Energy Absolute PCL, NVDR	480,800	1,324,070
Erawan Group PCL, NVDR(1)	77,040	9,752
Esso Thailand PCL, NVDR	308,100	106,303
Forth Corp. PCL, NVDR	136,100	141,934
G J Steel PCL, NVDR(1)	6,403,900	62,193
GFPT PCL, NVDR	287,200	111,248
Global Power Synergy PCL, NVDR	115,800	230,142
Gulf Energy Development PCL, NVDR	215,020	325,216
Gunkul Engineering PCL, NVDR	1,814,400	276,863
Haad Thip PCL, NVDR	13,900	11,566
Hana Microelectronics PCL, NVDR	217,900	323,446
Home Product Center PCL, NVDR	2,054,600	862,000
Ichitan Group PCL, NVDR	306,300	103,023
Indorama Ventures PCL, NVDR	465,600	564,481
IRPC PCL, NVDR	3,612,300	317,305
Italian-Thai Development PCL, NVDR(1)	1,929,200	103,844
Jasmine International PCL, NVDR(1)	4,678,200	313,165
Jay Mart PCL, NVDR	68,641	86,069
JMT Network Services PCL, NVDR	71,668	137,159
JWD Infologistics PCL, NVDR	375,400	223,571
Karmarts PCL, NVDR	589,500	130,564
Kasikornbank PCL, NVDR	252,800	1,041,689
KCE Electronics PCL, NVDR	780,900	1,081,270
KGI Securities Thailand PCL, NVDR	805,200	110,873
Khon Kaen Sugar Industry PCL, NVDR	380,000	40,853
Kiatnakin Phatra Bank PCL, NVDR	99,300	202,551
Krung Thai Bank PCL, NVDR	1,597,100	801,482
Krungthai Card PCL, NVDR	341,300	572,295
Land & Houses PCL, NVDR	5,522,700	1,508,089
Lanna Resources PCL, NVDR	86,300	42,497
LPN Development PCL, NVDR	441,700	57,508
Major Cineplex Group PCL, NVDR	59,700	33,362
Master Ad PCL, NVDR(1)	1,993,300	27,900
MBK PCL, NVDR	568,700	300,121
MC Group PCL, NVDR	20,300	5,769
MCS Steel PCL, NVDR	184,800	47,269
Mega Lifesciences PCL, NVDR	249,800	333,017
MFEC PCL, NVDR	71,500	16,752
Minor International PCL, NVDR(1)	1,323,800	1,165,363
MK Restaurants Group PCL, NVDR	9,300	14,873
Muangthai Capital PCL, NVDR	132,000	140,022
Namyong Terminal PCL, NVDR	30,600	3,132
Noble Development PCL, Class C, NVDR	205,200	28,683
Nusasiri PCL, NVDR(1)	2,022,600	66,314

Origin Property PCL, NVDR	292,000	87,545
Osotspa PCL, NVDR	229,800	184,988
Plan B Media Pcl, NVDR(1)	941,800	217,623
Polyplex Thailand PCL, NVDR	98,600	68,954
POSCO-Thainox PCL, NVDR	576,900	16,753
Praram 9 Hospital PCL, NVDR	52,900	26,379
Precious Shipping PCL, NVDR	651,100	272,667
Premier Marketing PCL, NVDR	72,700	20,004
Prima Marine PCL, NVDR	590,700	123,596
Property Perfect PCL, NVDR	2,307,910	25,719
Pruksa Holding PCL, NVDR	89,200	30,706
PTG Energy PCL, NVDR	1,145,200	483,950
PTT Exploration & Production PCL, NVDR	435,800	2,323,692
PTT Global Chemical PCL, NVDR	838,800	1,149,073
PTT Oil & Retail Business PCL, NVDR	369,300	256,189
PTT PCL, NVDR	2,486,500	2,352,878
Quality Houses PCL, NVDR	8,805,500	556,244
R&B Food Supply PCL, NVDR	29,500	10,268
Raimon Land PCL, NVDR(1)	1,000,000	20,687
Rajthanee Hospital PCL, NVDR	65,600	56,763
Ratch Group PCL, NVDR	253,550	295,778
Ratchthani Leasing PCL, NVDR	1,188,400	140,289
Regional Container Lines PCL, NVDR	1,170,100	1,003,351
Rojana Industrial Park PCL, NVDR	239,200	38,886
RS PCL, NVDR	189,100	92,575
S Hotels & Resorts PCL, NVDR(1)	289,200	33,353
S Kijchai Enterprise PCL, R Shares, NVDR	189,900	24,269
Sabina PCL, NVDR	40,300	26,840
Samart Corp. PCL, NVDR(1)	72,200	11,610
Sansiri PCL, NVDR	8,596,900	384,791
Sappe PCL, NVDR	43,800	48,397
SC Asset Corp. PCL, NVDR	869,800	102,103
SCB X PCL, NVDR	122,700	368,404
SEAFCO PCL, NVDR(1)	16,100	1,648
Sermsang Power Corp. Co. Ltd., NVDR	379,068	107,928
Siam Cement PCL, NVDR	212,000	2,027,121
Siam City Cement PCL, NVDR	19,500	83,150
Siam Global House PCL, NVDR	851,501	485,087
Siam Makro PCL, NVDR	20,337	22,447
Siamgas & Petrochemicals PCL, NVDR	124,500	35,460
Sikarin PCL, NVDR	21,100	8,399
Singha Estate PCL, NVDR(1)	1,000,000	52,525
Sino-Thai Engineering & Construction PCL, NVDR	966,600	333,362
SNC Former PCL, NVDR	107,500	41,920
Somboon Advance Technology PCL, NVDR	159,800	100,340
SPCG PCL, NVDR	87,000	35,808
Sri Trang Agro-Industry PCL, NVDR	310,400	167,891
Srisawad Capital 1969 PCL, NVDR	45,700	34,586
Srisawad Corp. PCL, NVDR	704,200	913,782
Srivichai Vejvivat PCL, NVDR	93,400	24,305
Star Petroleum Refining PCL, NVDR	459,000	151,722
STP & I PCL, NVDR(1)	367,800	43,127
Supalai PCL, NVDR	698,500	456,510
Super Energy Corp. PCL, NVDR	6,494,800	121,758
Susco PCL, NVDR	237,800	29,639

Synnex Thailand PCL, NVDR	47,100	23,974
Taokaenoi Food & Marketing PCL, Class R, NVDR	221,400	71,935
Tata Steel Thailand PCL, NVDR	498,600	14,746
TEAM Consulting Engineering & Management PCL, NVDR	446,300	176,919
Thai Airways International PCL, NVDR(1)	20,500	1,930
Thai Oil PCL, NVDR	879,100	1,389,430
Thai Solar Energy PCL, NVDR	212,200	12,917
Thai Union Group PCL, NVDR	2,642,800	1,283,938
Thai Vegetable Oil PCL, NVDR	244,200	195,896
Thaicom PCL, NVDR	499,700	170,965
Thaifoods Group PCL, NVDR	365,800	56,652
Thanachart Capital PCL, NVDR	118,400	142,528
Thonburi Healthcare Group PCL, NVDR	724,600	1,306,778
Thoresen Thai Agencies PCL, NVDR	784,800	179,831
Tipco Asphalt PCL, NVDR	321,000	166,041
Tisco Financial Group PCL, NVDR	63,900	177,261
TMBThanachart Bank PCL, NVDR	1,642,100	65,601
TOA Paint Thailand PCL, NVDR	158,600	152,267
Total Access Communication PCL, NVDR	54,400	63,859
TPI Polene PCL, NVDR	1,342,100	72,901
TPI Polene Power PCL, NVDR	537,300	50,051
TQM Alpha PCL, NVDR	96,100	106,068
Triple i Logistics PCL, NVDR	139,300	57,525
True Corp. PCL, NVDR	7,758,400	1,002,204
TTW PCL, NVDR	244,900	60,822
U City PCL, NVDR(1)	3,088,800	124,359
Unique Engineering & Construction PCL, NVDR(1)	129,200	16,000
United Paper PCL, NVDR	45,600	21,682
Univentures PCL, NVDR	191,000	16,280
Vanachai Group PCL, NVDR	117,200	19,341
VGI PCL, NVDR	194,070	22,934
WHA Corp. PCL, NVDR	3,171,000	347,226
Workpoint Entertainment PCL, NVDR	45,500	23,871
		62,096,843
Turkey — 0.8%
AG Anadolu Grubu Holding AS	7,413	42,542
Akbank TAS	1,340,853	1,254,222
Aksa Akrilik Kimya Sanayii AS	43,628	201,467
Aksa Enerji Uretim AS	67,604	179,876
Alarko Holding AS	3,511	15,797
Albaraka Turk Katilim Bankasi AS(1)	199,590	36,500
Anadolu Anonim Turk Sigorta Sirketi(1)	49,944	45,238
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,148	48,981
Aselsan Elektronik Sanayi Ve Ticaret AS	54,650	143,009
Aygaz AS	13,100	60,264
Bagfas Bandirma Gubre Fabrikalari AS(1)	24,987	58,794
Bera Holding AS	243,966	388,415
BIM Birlesik Magazalar AS	80,498	583,726
Borusan Mannesmann Boru Sanayi ve Ticaret AS(1)	2,241	9,210
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,541	7,561
Cimsa Cimento Sanayi VE Ticaret AS	2,951	14,503
Coca-Cola Icecek AS	32,980	328,625
Dogan Sirketler Grubu Holding AS	93,300	42,243
Dogus Otomotiv Servis ve Ticaret AS	10,857	91,754
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	5,143	7,514

Enerjisa Enerji AS	111,018	173,332
Eregli Demir ve Celik Fabrikalari TAS	198,809	454,369
Ford Otomotiv Sanayi AS	4,847	115,718
Goodyear Lastikleri TAS(1)	456	526
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	35,254	30,591
GSD Holding AS	318,475	59,572
Gubre Fabrikalari TAS(1)	5,436	59,692
Haci Omer Sabanci Holding AS	268,354	610,357
Hektas Ticaret TAS(1)	119,550	229,178
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	33,311	62,683
Is Finansal Kiralama AS(1)	128,833	61,080
Is Yatirim Menkul Degerler AS	27,641	70,847
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	382,092	303,745
KOC Holding AS	380,448	1,448,770
Koza Altin Isletmeleri AS	7,429	148,221
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	64,168	157,080
Logo Yazilim Sanayi Ve Ticaret AS	1,540	5,222
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	9,064	55,579
Migros Ticaret AS(1)	143,354	1,037,649
MLP Saglik Hizmetleri AS(1)	23,137	99,565
NET Holding AS(1)	41,981	33,949
Nuh Cimento Sanayi AS	8,333	45,024
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	462,075	277,979
Otokar Otomotiv Ve Savunma Sanayi AS	1,892	93,866
Pegasus Hava Tasimaciligi AS(1)	8,451	179,848
Petkim Petrokimya Holding AS(1)	208,304	201,959
Sasa Polyester Sanayi AS(1)	18,108	127,566
Sekerbank Turk AS(1)	6,054	886
Selcuk Ecza Deposu Ticaret ve Sanayi AS	14,657	23,765
Sok Marketler Ticaret AS(1)(2)	77,870	104,006
TAV Havalimanlari Holding AS(1)	251,408	1,189,657
Tekfen Holding AS	23,085	55,354
Tofas Turk Otomobil Fabrikasi AS	13,715	105,831
Turk Hava Yollari AO(1)	312,434	2,020,871
Turk Traktor ve Ziraat Makineleri AS	790	21,826
Turkcell Iletisim Hizmetleri AS, ADR	263,490	1,185,705
Turkiye Halk Bankasi AS(1)	139,732	76,496
Turkiye Is Bankasi AS, C Shares	2,197,865	1,236,920
Turkiye Petrol Rafinerileri AS(1)	59,526	1,538,041
Turkiye Sinai Kalkinma Bankasi AS(1)	616,866	133,253
Turkiye Sise ve Cam Fabrikalari AS	133,691	281,971
Turkiye Vakiflar Bankasi TAO, D Shares(1)	179,737	95,823
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)	777	7,482
Vestel Elektronik Sanayi ve Ticaret AS	11,329	36,511
Yapi ve Kredi Bankasi AS(2)	571,144	370,687
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	30,757	47,483
Zorlu Enerji Elektrik Uretim AS(1)	3,170	1,342
		18,238,118
TOTAL COMMON STOCKS (Cost $2,284,737,546)		2,264,552,124
WARRANTS†
Thailand†
MBK PCL(1) (Cost $—)	7,224	3,179

RIGHTS†
Brazil†
Gafisa SA(1)		5,706	385
China†
Zhong An Group Ltd.(1)		2,207	3
South Korea†
Genexine, Inc.(1)		275	1,105
HLB, Inc.(1)		393	551
			1,656
Thailand†
Asian Sea Corp. PCL(1)		11,299	801
TOTAL RIGHTS (Cost $—)			2,845
CORPORATE BONDS†
India†
Britannia Industries Ltd., 5.50%, 6/3/24 (Acquired 5/25/21, Cost $1,668)(4) (Cost $1,668)	INR	121,365	1,448
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio(5) (Cost $27,746,693)		27,746,693	27,746,693
TOTAL INVESTMENT SECURITIES—101.1% (Cost $2,312,485,907)			2,292,306,289
OTHER ASSETS AND LIABILITIES — (1.1)%			(25,677,202)
TOTAL NET ASSETS — 100.0%			$2,266,629,087

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.8%
Information Technology	19.1%
Consumer Discretionary	12.3%
Materials	11.3%
Industrials	8.9%
Communication Services	6.4%
Energy	6.3%
Consumer Staples	5.5%
Health Care	4.0%
Utilities	3.3%
Real Estate	2.0%
Short-Term Investments	1.2%
Other Assets and Liabilities	(1.1%)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
INR	-	Indian Rupee
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $90,278,764. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,448, which represented less than 0.05% of total net assets.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $95,526,047, which includes securities collateral of $67,779,354.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$80,523,086	$63,743,662	—
Chile	4,961,086	9,309,180	—
China	150,901,392	452,246,630	—
Colombia	2,328,533	1,378,291	—
India	35,232,216	370,862,514	—
Indonesia	4,341,741	50,118,892	—
Mexico	20,803,151	43,206,656	—
Peru	6,854,313	—	—
Philippines	1,043,206	19,049,033	—
South Africa	16,519,304	84,376,250	—
South Korea	26,317,052	278,184,329	—
Taiwan	88,404,370	295,312,583	—
Turkey	1,185,705	17,052,413	—
Other Countries	—	140,296,536	—
Warrants	—	3,179	—
Rights	—	2,845	—
Corporate Bonds	—	1,448	—
Short-Term Investments	27,746,693	—	—
	$467,161,848	$1,825,144,441	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.